As filed with the Securities and Exchange Commission on May 19, 2003

Registration No. 2-86903
                 -------

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /

PRE-EFFECTIVE AMENDMENT NO.___                                    /   /

POST-EFFECTIVE AMENDMENT NO.__                                    /   /

                     OPPENHEIMER MULTIPLE STRATEGIES FUND
              (Exact Name of Registrant as Specified in Charter)

              6803 South Tucson Way, Centennial, Colorado 80112
                   (Address of Principal Executive Offices)

                                 303-768-3200
                       (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
                   Senior Vice President & General Counsel
                            OppenheimerFunds, Inc.
                 498 Seventh Avenue, New York, New York 10018
                                (212) 323-0250
                   (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C and Class N
shares of Oppenheimer Multiple Strategies Fund.

It is proposed that this filing will become effective on June 19, 2003 pursuant to Rule 488.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page
Cross-Reference Sheet

Part A

Proxy Statement for Oppenheimer Select Managers QM Active Balanced Fund and
Prospectus for Oppenheimer Multiple Strategies Fund

Exhibit A - Agreement and Plan of Reorganization between Oppenheimer Select
Mangers QM Active Balanced Fund and Oppenheimer Multiple Strategies Fund

Exhibit B - Principal Shareholders

Part B

Statement of Additional Information

Part C

Other Information
Signatures
Exhibits

                                  FORM N-14
                     OPPENHEIMER MULTIPLE STRATEGIES FUND
                            CROSS REFERENCE SHEET

Part A of Form N-14

Item No.    Proxy Statement and Prospectus Heading and/or Title of Document
--------    ---------------------------------------------------------------
1.    (a)   Cross Reference Sheet.
(b)   Front Cover Page.
2.    (a)   *
(b)   Table of Contents.
3.    (a)   Synopsis.
      (b)   Comparative Fee Tables.
(c)   Principal Risk Factors.
4.    (a)   Synopsis;   Approval  or  Disapproval  of  the  Reorganization  of
            Oppenheimer   Select   Managers  QM  Active   Balanced  Fund  into
            Oppenheimer Multiple Strategies Fund.
5.    (a)   Method of Carrying Out the Reorganization; Additional Information.
(b)   Approval or Disapproval of the Reorganization - Capitalization Table.
(c)   Statement of Additional  Information of Oppenheimer  Multiple Strategies
            Fund  (see  Part  B);  Annual  Report  of   Oppenheimer   Multiple
            Strategies   Fund  dated   September   30,   2002  (see  Part  B);
            Semi-Annual Report dated March 31, 2003.
6.    Synopsis;  Comparison  Between  Oppenheimer  Select  Managers  QM Active
            Balanced Fund and Oppenheimer Multiple Strategies Fund.
7.          *
8.    (a)   *
(b)   *
9.          *

Part B of Form N-14

Item No.    Statement  of  Additional  Information  Heading  and/or  Title of
--------    ------------------------------------------------------------------
Document
--------
10.         Cover Page.
11.         Table of Contents.
12.   (a)   Statement  of  Additional   Information  of  Oppenheimer  Multiple
      Strategies Fund.
      (b)   *
13.   (a)   Statement  of  Additional   Information  of   Oppenheimer   Select
            Managers QM Active Balanced Fund.
      (b)   *
14.         Audited financial statements for the 12-month period ended September
            30, 2002 and financial statements for the six-month period ended
            March 31, 2003 of Oppenheimer Multiple Strategies Fund.
            Audited financial statements for the 12-month period ended November
            30, 2002 and financial statements for the six-month period ended May
            31, 2003 of Oppenheimer Select Managers QM Active Balanced Fund.

Part C of Form N-14

Item No.    Other Information Heading
--------    -------------------------
15.         Indemnification.
16.         Exhibits.
17.         Undertakings.

---------------
* Not Applicable or negative answer

Dina C. Lee
Assistant Vice President and
Assistant Counsel

May 19, 2003

SEC Filer Support
Mail Stop 0-7; Securities Operations Center
6432 General Green Way
Alexandria, VA  22312

   Re:  Registration  Statement on Form N-14 for Oppenheimer
        Multiple Strategies Fund
        Proxy Materials for  Oppenheimer  Select Managers QM
        Active Balanced Fund

To the Securities and Exchange Commission:

      Enclosed for filing with the  Securities  and Exchange
Commission  under the  Securities  Act of 1933,  as  amended
(the "1933 Act"),  is a Registration  Statement on Form N-14
(the  "Registration   Statement")  of  Oppenheimer  Multiple
Strategies Fund (the  "Registrant"),  an open-end investment
company.    The   Registration    Statement   includes   the
prospectus  of the  Registrant  and the proxy  statement  of
Oppenheimer  Select  Managers QM Active  Balanced Fund, also
an  open-end   investment   company.   The   Registrant  and
Oppenheimer  Select  Managers QM Active  Balanced  Fund have the same investment adviser (OppenheimerFunds, Inc.).

      As  stated  on the  facing  sheet of the  Registration
Statement,  it is expected that the  Registration  Statement will become  effective  on June 19, 2003.  The  solicitation of  Oppenheimer  Select  Managers  QM Active  Balanced  Fund
shareholders is expected to commence promptly thereafter.

      In accordance  with the general  instructions  to Form
N-14, the  preliminary  proxy material which forms a part of the  Registration  Statement is deemed to be filed  pursuant to the  Securities  Exchange  Act of 1934,  as  amended.  No filing fee is due because the Registrant  previously filed a declaration  to  register  an  indefinite  number  of shares pursuant to Rule 24f-2 under the  Investment  Company Act of
1940,  as  amended.   Note  that  in  accordance   with  the
instructions   to  Item  14(a)2  of  Form  N-14,  pro  forma
financials for the  Registrant  reflecting the effect of the proposed  reorganization  are not  included  because the net
asset  value  of  Oppenheimer   Select  Managers  QM  Active
Balanced  Fund  does  not  exceed  ten (10)  percent  of the
Registrant's net asset value.

      The  Agreement  and  Plan of  Reorganization  is filed
herewith as Exhibit A to the Prospectus and Proxy  Statement concerning the  reorganization of Registrant and Oppenheimer
Select   Managers  QM  Active   Balanced  Fund.  Also  filed
herewith  are the  following  documents:  (1)  Part B to the
Prospectus and Proxy Statement,  which includes: (a) audited financial  statements for the 12-month period ended November
30, 2002 and financial  statements for the six-month  period ended  May 31,  2003 of QMAB  Fund;  (b)  audited  financial statements for the 12-month  period ended September 30, 2002 and  financial  statements  for the  six-month  period ended
March 31, 2003 of MS Fund;  (c) the  Prospectus of QMAB Fund
dated March 28, 2003, as

well as the May 7, 2003  supplement to the  Prospectus;  (d)
the Statement of Additional  Information  of QMAB Fund dated
March  28,  2003;   and  (e)  the  Statement  of  Additional
Information  of MS Fund dated  November 22, 2002, as well as
the  January  2,  2003   supplement   to  the  Statement  of
Additional Information;  (2) the Prospectus of MS Fund dated
November  22,  2002,   as  well  as  the  January  13,  2003
supplement to the  Prospectus;  (3) Part C to the Prospectus
and  Proxy  Statement;   (4)  Proxy  Card;  (5)  Shareholder
Letter;  (6) Telephone Voting  Instructions;  and (7) Powers
of Attorney.

      If there are any  questions  concerning  this  filing,
please  contact the  undersigned.  It would be most  helpful if the ballot  could be  reviewed  first,  to allow for this document  to be  printed  and  coded  for  each  shareholder account prior to mailing.

      Thank you for your assistance.

                                                Sincerely,

                                                /s/  Dina C.Lee

                                                -----------------------------
                                                Dina C. Lee
                                                Assistant Vice
                                                President & Assistant Counsel
                                                Tel.:  (212)323-5089
                                                Fax:   (212)323-4071

cc:   Mayer, Brown, Rowe & Maw
      Myer, Swanson, Adams & Wolf, P.C.
      Deloitte & Touche LLP
      KPMG LLP

    OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND
         6803 South Tucson Way, Centennial CO 80112
                       1.800.708.7780

         NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
               TO BE HELD ON AUGUST 29, 2003

To  the  Shareholders  of  Oppenheimer  Select  Managers  QM
Active Balanced Fund:

Notice  is  hereby  given  that  a  Special  Meeting  of the
Shareholders  of  Oppenheimer   Select  Managers  QM  Active
Balanced  Fund  ("QMAB  Fund"),   a  registered   investment
management  company,  will be held at 6803 South Tucson Way,
Centennial,  CO 80112 at 1:00 p.m., Mountain time, on August
29, 2003, or any adjournments  thereof (the "Meeting"),  for the following purposes:

1.    To approve  an  Agreement  and Plan of  Reorganization
between  Oppenheimer Select Managers QM Active Balanced Fund
("QMAB  Fund")  and  Oppenheimer  Multiple  Strategies  Fund
("MS  Fund'),  and the  transactions  contemplated  thereby, including  (a) the  transfer  of all the assets of QMAB Fund to MS Fund in  exchange  for Class A,  Class B,  Class C and
Class N shares  of MS Fund,  (b) the  distribution  of these shares  of MS Fund to the  corresponding  Class A,  Class B,
Class C and Class N  shareholders  of QMAB Fund in  complete liquidation  of  QMAB  Fund,  (c)  the  cancellation  of the
outstanding   class   shares   of  QMAB  Fund  and  (d)  the
liquidation of outstanding  Class Y shares of QMAB Fund (all of the foregoing being referred to as the "Proposal").

2.    To act upon such other  matters as may  properly  come
before the Meeting.

Shareholders  of record at the close of business on June 18,
2003  are  entitled  to  notice  of,  and to  vote  at,  the
Meeting.  The Proposal is more fully  discussed in the Proxy
Statement and  Prospectus.  Please read it carefully  before telling us,  through  your proxy or in person,  how you wish your  shares to be  voted.  The  Board of  Trustees  of QMAB
Fund  recommends  a vote in favor of the  Proposal.  WE URGE
YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

By Order of the Board of Trustees,
      Robert G. Zack, Secretary
      July 7, 2003
------------------------------------------------------------------------------
Shareholders  who do not  expect to attend the  Meeting  are requested to indicate  voting  instructions  on the enclosed proxy and to date,  sign and  return it in the  accompanying
postage-paid   envelope.   To  avoid  unnecessary  duplicate
mailings,  we ask your  cooperation in promptly mailing your proxy no matter how large or small your holdings may be.

    OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND
         6803 South Tucson Way, Centennial CO 80112
                       1.800.708.7780

          COMBINED PROSPECTUS AND PROXY STATEMENT
                     DATED JULY 7, 2003

Acquisition of the Assets of OPPENHEIMER SELECT MANAGERS QM
                    ACTIVE BALANCED FUND

By and in exchange for Class A, Class B, Class C, and Class
                        N shares of
            OPPENHEIMER MULTIPLE STRATEGIES FUND

      This combined  Prospectus and Proxy Statement solicits
proxies  from  the   shareholders   of  Oppenheimer   Select
Managers QM Active  Balanced  Fund ("QMAB Fund") to be voted at a Special  Meeting of  Shareholders  (the  "Meeting")  to
approve  the  Agreement  and  Plan  of  Reorganization  (the
"Reorganization    Agreement")    and    the    transactions
contemplated  thereby  (the  "Reorganization")  between QMAB
Fund and Oppenheimer  Multiple  Strategies Fund ("MS Fund").
This combined  Prospectus  and Proxy  Statement  constitutes the  Prospectus  of MS Fund and the Proxy  Statement of QMAB
Fund  filed on Form N-14 with the  Securities  and  Exchange
Commission  ("SEC").  If  shareholders  vote to approve  the
Reorganization  Agreement  and the  Reorganization,  the net
assets of QMAB Fund will be acquired by and in exchange  for shares of MS Fund.  The Meeting  will be held at the offices
of   OppenheimerFunds,   Inc.  at  6803  South  Tucson  Way,
Centennial,  CO 80112 at 1:00 p.m., Mountain time, on August
29, 2003 or any adjournment  thereof.  The Board of Trustees of QMAB Fund is  soliciting  these proxies on behalf of QMAB
Fund.  This  Prospectus  and Proxy  Statement  will first be sent to shareholders on or about July 14, 2003.

      If   the    shareholders    vote   to   approve    the
Reorganization  Agreement,  you will receive  Class A shares of MS Fund  equal in value to the value as of the  Valuation
Date (as such term is defined in the  Agreement  and Plan of
Reorganization  attached  hereto as Exhibit A) of your Class
A shares of QMAB  Fund;  Class B shares of MS Fund  equal in value to the value as of the Valuation  Date of your Class B shares  of QMAB  Fund;  Class C shares  of MS Fund  equal in value to the value as of the Valuation  Date of your Class C shares of QMAB Fund;  and Class N shares of MS Fund equal in value to the value as of the Valuation  Date of your Class N shares of QMAB  Fund.  Class Y shares of QMAB Fund have been
liquidated.   QMAB  Fund  will   then  be   liquidated   and
de-registered  under the Investment Company Act of 1940 (the
"Investment Company Act").

      MS Fund's  investment  objective is to seek high total
investment    return   consistent   with   preservation   of
principal.  MS Fund  invests in equity  securities,  such as common  stocks of U.S and foreign  companies.  It invests in
debt  securities,   including  bonds  and  notes  issued  by
domestic   and   foreign   companies   (which  can   include
lower-grade,  high-yield  securities),  securities issued or guaranteed  by the  U.S.  Government  and its  agencies  and
instrumentalities,   including  mortgage-related  securities
(these are  referred  to as "U.S.  Government  securities"), and debt  obligations of foreign  governments.  MS Fund also invests in money market  instruments,  which are obligations that  have  a  maturity  of 13  months  or  less,  including short-term U.S.  Government  securities,  corporate and bank debt obligations and commercial paper.

      This Prospectus and Proxy Statement gives  information
about  Class A,  Class B,  Class C and  Class N shares of MS
Fund that you  should  know  before  investing.  You  should retain it for future  reference.  A Statement of  Additional
Information  relating  to the  Reorganization  described  in this  Prospectus  and Proxy  Statement,  dated  July 7, 2003
(the "Proxy Statement of Additional  Information")  has been filed with the SEC as part of the Registration  Statement on
Form   N-14   (the   "Registration    Statement")   and   is
incorporated  herein by  reference.  You may  receive a copy
by  written  request  to   OppenheimerFunds   Services  (the
"Transfer   Agent")  or  by  calling  the  toll-free  number
1.800.708.7780.    The   Proxy   Statement   of   Additional
Information  includes the following  documents:  (i) audited
financial   statements   for  the   12-month   period  ended
September  30,  2002,  and  financial   statements  for  the
six-month period ended March 31, 2003,  respectively,  of MS
Fund;  (ii) audited  financial  statements  for the 12-month period ended  November 30, 2002,  and  financial  statements for the six-month  period ended May 31, 2003,  respectively,
of  QMAB  Fund;   (iii)  MS  Fund  Statement  of  Additional
Information,   dated  November  22,  2002,  as  supplemented
February  12,  2003;   and  (iv)  QMAB  Fund   Statement  of
Additional Information.

      The  Prospectus of MS Fund,  dated  November 22, 2002,
as  supplemented  January  13,  2003,  is  attached  to  and considered  a part of this  Prospectus  and Proxy  Statement and is  intended to provide  you with  information  about MS
Fund.

      The following  documents  have been filed with the SEC
and are  available  without  charge upon written  request to the Transfer Agent or by calling the toll-free  number shown above:  (i) a  Prospectus  for QMAB  Fund,  dated  March 28,
2003,   supplemented  May  7,  2003;  (ii)  a  Statement  of
Additional  Information for QMAB Fund, dated March 28, 2003;
and  (iii) a  Statement  of  Additional  Information  for MS
Fund, dated November 22, 2002, as supplemented  February 12,
2003.

Mutual fund shares are not  deposits or  obligations  of any bank,  and are not  insured  or  guaranteed  by the  Federal
Deposit Insurance  Corporation or any other U.S.  government
agency.   Mutual  fund  shares  involve   investment   risks
including the possible loss of principal.

As with  all  mutual  funds,  the SEC  has not  approved  or disapproved  these securities or passed upon the adequacy of this Prospectus and Proxy Statement.  Any  representation to the contrary is a criminal offense.

This Prospectus and Proxy Statement is dated July 7, 2003.

                     TABLE OF CONTENTS
          COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                         Page
                                                                         ----
Synopsis

   What am I being asked to vote on?..........................................6
   What are the general tax consequences of the
Reorganization?...............................................................7
   Comparisons of Some Important Features
   How do the investment objectives and policies of the
Funds compare?................................................................7
   Who manages the Funds?.....................................................7
   What are the fees and expenses of each Fund and those

expected after the

      Reorganization?.........................................................8
   Where can I find more financial information about the
Funds?........................................................................11
   How have the Funds performed?..............................................12
   What are other Key Features of the
Funds?........................................................................14
         Investment Management and
Fees..........................................................................15
         Transfer Agency and Custody
   Services...................................................................15
         Distribution Services................................................16
         Purchases, Redemptions, Exchanges and other
   Shareholder Services.......................................................16
         Dividends and Distributions..........................................16
What are the Principal Risks of an Investment in QMAB Fund
and MS Fund?..................................................................16
Reasons for the Reorganization
Information about the Reorganization
   How will the Reorganization be carried
out?..........................................................................18
   Who will pay the Expenses of the
Reorganization?...............................................................19
   What are the Tax Consequences of the
Reorganization?...............................................................19
   What should I know about Class A, Class B, Class C and
Class N shares of MS Fund?....................................................20
   What are the capitalizations of the Funds and what might
the capitalizations be after the
      Reorganization?.........................................................21
Comparison of Investment Objectives and Policies
   Are there any significant differences between the
investment objectives and strategies ofthe Funds?.............................22
   What are the main risks associated with an investment in
the Funds?....................................................................22
   How do the investment policies of the Funds
compare?......................................................................22
   What are the fundamental investment restrictions of the
Funds?........................................................................26
   How do the Account Features and Shareholder Services for

Voting Information

   How many votes are necessary to approve the
Reorganization Agreement?.....................................................30
   How do I ensure my vote is accurately recorded?
...............................................................................31
   Can I revoke my proxy?.....................................................31
   What other matters will be voted upon at the
Meeting?......................................................................31
   Who is entitled to vote?...................................................32
   What other solicitations will be
made?.........................................................................32
   Are there any appraisal

Exhibit A - Agreement and Plan of Reorganization by and
between Oppenheimer Select
Managers QM Active Balanced Fund and Oppenheimer Multiple
Strategies Fund...............................................................37
Exhibit B - Principal Shareholders............................................48
Enclosures:
Prospectus of Oppenheimer Multiple Strategies Fund dated
November 22, 2002, as supplemented January 13, 2003

                          SYNOPSIS

      This  is  only  a  summary  and  is  qualified  in its
entirety by the more  detailed  information  contained in or incorporated  by  reference  in this  Prospectus  and  Proxy
Statement  and  by the  Reorganization  Agreement  which  is
attached  as  Exhibit  A.   Shareholders   should  carefully
review  this   Prospectus   and  Proxy   Statement  and  the
Reorganization   Agreement   in  their   entirety   and,  in
particular,   the  current   Prospectus  of  MS  Fund  which
accompanies  this  Prospectus  and  Proxy  Statement  and is incorporated herein by reference.

What am I being asked to vote on?

      Your  Fund's  investment  manager,   OppenheimerFunds,
Inc.  (the  "Manager"),  proposed to the Board of Trustees a reorganization  of your Fund,  QMAB  Fund,  with and into MS
Fund  so  that   shareholders   of  QMAB  Fund  may   become
shareholders of a  substantially  larger fund advised by the
same  investment   advisor  with  generally  more  favorable
long-term   performance,   and  investment   objectives  and
policies  similar to those of their current Fund.  The Board considered the  differences in investment  focus,  discussed
below.   The  Board  also   considered  the  fact  that  the
surviving   fund  has  the   potential   for  lower  overall
operating expenses.  In addition,  the Board considered that both  Funds  have  Class  A,  Class B,  Class C and  Class N shares offered under  identical  sales charge  arrangements.
The Board  considered that Class Y shares of QMAB Fund would be  redeemed  by the  record  date  and  will no  longer  be offered  for  sale.  The  Board  also  considered  that  the
Reorganization is expected to be a tax-free  reorganization, and there would be no sales charge  imposed in effecting the
Reorganization.   In   addition,   due  to  the   relatively
moderate  costs of the  reorganization,  the  Boards of both
Funds concluded that neither Fund would experience  dilution as a result of the Reorganization.

      A  reorganization  of QMAB  Fund with and into MS Fund
is  recommended  by the Manager  based on the fact that both funds have similar investment  practices and industry sector weightings.

      At a  meeting  held on April  28,  2003,  the Board of
Trustees of QMAB Fund approved a reorganization  transaction that  will,  if  approved  by  shareholders,  result  in the transfer  of the net  assets  of QMAB  Fund to MS  Fund,  in exchange  for an equal  value  of  shares  of MS  Fund.  The shares  of MS Fund  will  then be  distributed  to QMAB Fund
shareholders   and   QMAB   Fund   will    subsequently   be
liquidated.  As a  result  of the  Reorganization,  you will cease to be a  shareholder  of QMAB  Fund and will  become a shareholder  of MS Fund.  This  exchange  will  occur on the
Closing Date (as such term is defined in the  Agreement  and
Plan of Reorganization  attached hereto as Exhibit A) of the
Reorganization.

      Approval of the Reorganization  means you will receive
Class A shares of MS Fund  equal in value to the value as of the  Valuation  Date of your  Class A shares  of QMAB  Fund;
Class B shares of MS Fund  equal in value to the value as of the  Valuation  Date of your  Class B shares  of QMAB  Fund;
Class C shares of MS Fund  equal in value to the value as of the Valuation  Date of your Class C shares of QMAB Fund; and
Class N shares of MS Fund  equal in value to the value as of the Valuation  Date of your Class N shares of QMAB Fund. All
Class Y shares of QMAB Fund will be  redeemed  by the record date and will no longer be  offered  for  sale.  The  shares you  receive  will be issued at net  asset  value  without a sales charge or the payment of a contingent  deferred  sales charge  ("CDSC"),  although  if your shares of QMAB Fund are subject to a CDSC,  your MS Fund shares will  continue to be subject to the same CDSC applicable to your shares.

      For the  reasons  set  forth in the  "Reasons  for the
Reorganization"   section,   the  Board  of  QMAB  Fund  has
determined that the  Reorganization is in the best interests of the shareholders of QMAB Fund.

       THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
    TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is expected that  shareholders of QMAB Fund who are
U.S.  citizens  will  not  recognize  any  gain or loss  for federal income tax purposes,  as a result of the exchange of their  shares for shares of MS Fund.  You  should,  however, consult your tax advisor  regarding  the effect,  if any, of
the    Reorganization    in   light   of   your   individual
circumstances.  You should  also  consult  your tax  advisor
about  state  and  local  tax   consequences.   For  further
information    about   the   tax    consequences    of   the
Reorganization,   please  see  the  "Information  About  the
Reorganization--What   are  the  Tax   Consequences   of  the
Reorganization?"

           Comparisons of Some Important Features

How do the investment objectives and policies of the Funds
compare?

      QMAB  Fund  seeks  income  and  long-term   growth  of
capital  and MS Fund  seeks  high  total  investment  return consistent with  preservation  of principal.  QMAB Fund is a balanced  fund  which  means its  investments  normally  are allocated  among equity and debt securities and money market instruments.

      In seeking their investment objectives,  QMAB Fund and
MS Fund  utilize a similar  investing  strategy.  Both Funds invest  primarily  in a wide  variety of equity  securities, debt securities and money market instruments.

      Please  refer to the Annual  Reports of both Funds for
a complete listing of the investments for each Fund.

Who Manages the Funds?

      The day-to-day  management of the business and affairs
of each Fund is the  responsibility of the Manager,  however
QMAB  Fund  also   utilizes   sub-advisers   to  manage  the
investment  and  reinvestment  of the assets.  MS Fund is an open-end,  diversified management investment company with an
unlimited   number  of   authorized   shares  of  beneficial
interest,  organized as a Massachusetts  business trust. Its predecessor  fund, OMC Growth & Income Trust,  was organized on September 29, 1983.  OMC Growth & Income Trust  commenced operations  in  September  1983.  QMAB Fund is an  open-end, management  investment  company with an unlimited  number of authorized  shares of  beneficial  interest  organized  as a
Massachusetts  business  trust  on  November  10,  2000.  It commenced  operations  on February 16, 2001.  Both Funds are governed by a Board of Trustees,  which is  responsible  for
protecting    the    interests   of    shareholders    under
Massachusetts  law.  Both  Funds are  located  at 6803 South
Tucson Way, Centennial, CO 80112.

      The Manager,  located at 498 Seventh Avenue, New York,
New York 10018,  acts as  investment  advisor to both Funds.
QMAB Fund's assets are managed by a sudadviser.

      MS Fund is managed by a team of  individuals  from the
Manager's growth,  value,  global, high grade and high yield investment  departments.  The portfolio  management  team is primarily  responsible  for  the  selection  of  the  Fund's portfolio securities.

      The  portfolio  managers  for QMAB  Fund  are  Michael
Lenarcic and John Van Belle.  Both Mr.  Lenarcic and Mr. Van
Belle are employed by Prudential Investment Management,  the
Fund's  sub-advisor.  They  have been the  Fund's  portfolio managers since February 8, 2002.

      Additional   information   about  the  Funds  and  the
Manager  is set forth  below in  "Comparison  of  Investment
Objectives and Policies."

What are the Fees and Expenses of each Fund and those
expected after the Reorganization?

      QMAB Fund and MS Fund each pay a variety  of  expenses
directly for  management  of their  assets,  administration, distribution  of their  shares  and  other  services.  Those
expenses  are   subtracted   from  each  Fund's   assets  to
calculate   the   Fund's   net  asset   value   per   share.
Shareholders  pay these  expenses  indirectly.  Shareholders for both Funds pay other  expenses  directly,  such as sales charges.

      The   following   tables  are  provided  to  help  you
understand  and compare the fees and  expenses of  investing in  shares  of QMAB  Fund  with  the fees  and  expenses  of investing  in shares of MS Fund.  The pro forma  expenses of the  surviving  MS Fund show what the fees and  expenses are expected to be after  giving  effect to the  Reorganization.
All amounts  shown are a percentage  of each class of shares of the Funds.

                    PRO FORMA FEE TABLE
           For the 12 month period ended 3/31/03
------------------------------------------------------------------------------------
                                                                Pro Forma
                       QMAB Fund           MS Fund              Surviving MS Fund
                       Class A shares      Class A Shares       Class A shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           5.75%               5.75%                5.75%
(as a
 %  of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)           None1               None1                None1
(as a % of the lower
of the original
offering price or
redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees               0.95%               0.72%                0.72%
------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          0.02%               0.20%                0.20%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5               0.64%               0.20%                0.20%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Fund Operating
Expenses                      1.61%               1.12%                1.12%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                Pro Forma
                       QMAB Fund           MS Fund              Surviving MS Fund
                       Class B shares      Class B Shares       Class B shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           None                 None                None
(as a  %  of offering
price)
------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)            5%2                 5%2                  5%2
(as a % of the lower
of the original
offering price or
redemption proceeds)
------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees               0.95%               0.72%                0.72%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          1.00%               1.00%                1.00%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5               0.56%               0.31%                0.31%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Total Fund Operating
Expenses                      2.51%               2.03%                2.03%

------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                               Pro Forma
                       QMAB Fund           MS Fund             Surviving MS Fund
                       Class C Shares       Class C Shares     Class C Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           None                None                None
(as a  %  of offering
price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)            1%3                 1%3                 1%3
(as a % of the lower
of the original
offering price or
redemption proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Management Fees               0.95%               0.72%               0.72%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          1.00%               1.00%               1.00%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Other Expenses5               0.36%               0.25%               0.25%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Fund Operating
Expenses                      2.31%               1.97%               1.97%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       QMAB Fund           MS Fund              Surviving MS Fund
                       Class N shares      Class N Shares       Class N shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           None                 None                None
(as a  %  of offering
price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)            1%4                 1%4                 1%4
(as a % of the lower
of the original
offering price or
redemption proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Management Fees               0.95%               0.72%               0.72%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          0.50%               0.50%               0.50%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Other Expenses5               0.35%               0.36%               0.36%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Fund Operating
Expenses                      1.80%               1.58%               1.58%
-----------------------------------------------------------------------------------
Note:  Expenses may vary in future years.
1. A   contingent   deferred   sales  charge  may  apply  to
   redemptions   of   investments  of  $1  million  or  more
   ($500,000  for  retirement  plan  accounts)  of  Class  A
   shares.   See  "How  to  Buy   Shares"  in  each   Fund's
   Prospectus.
2. Applies  to  redemptions  within  the  first  year  after purchase.  The contingent  deferred sales charge declines
   to 1% in the sixth year and is eliminated after that.
3.    Applies  to  shares   redeemed  within  12  months  of
   purchase.
4.    Applies  to  shares   redeemed  within  18  months  of
   retirement plan's first purchase of Class N shares.
5.    "Other  Expenses"  include  transfer  agent  fees  and
   custodial,  accounting and legal  expenses.  The Transfer
   Agent has  voluntarily  undertaken  to the Funds to limit
   the  transfer  agent fees to 0.25% of  average  daily net
   assets  per  fiscal  year for Class Y shares and 0.35% of
   average  daily net assets  per fiscal  year for all other
   classes.

Examples

      The  examples  below are  intended to help you compare
the  cost  of  investing  in  each  Fund  and  the  proposed surviving  MS Fund.  These  examples  assume that you invest
$10,000 for the time  periods  indicated,  an annual  return for  each  class of 5%,  the  operating  expenses  described above and reinvestment of your dividends and distributions.

      Your  actual  costs  may be  higher  or lower  because
expenses will vary over time.  For each $10,000  investment, you would pay the following  projected  expenses if you sold your  shares  after the  number of years  shown or held your shares  for the  number of years  shown  without  redeeming, according to the following examples.

                  12 Months Ended 3/31/03
                  -----------------------

                         QMAB Fund
--------------------------------------------------------------------------------
If shares are redeemed:    1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $729        $1,054        $1,401         $2,376
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $754        $1,082        $1,535        $2,4211
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $334         $721         $1,235         $2,646
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $283         $566          $975          $2,116
--------------------------------------------------------------------------------

                         QMAB Fund
--------------------------------------------------------------------------------
If shares are not          1 year       3 years       5 years       10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $729        $1,054        $1,401         $2,376
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $254         $782         $1,335        $2,4211
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $234         $721         $1,235         $2,646
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $183         $566          $975          $2,116
--------------------------------------------------------------------------------

                          MS Fund
--------------------------------------------------------------------------------
If shares are redeemed:    1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $683         $911         $1,156         $1,860
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $706         $937         $1,293        $1,9081
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $300         $618         $1,062         $2,296
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $261         $499          $860          $1,878
--------------------------------------------------------------------------------

                          MS Fund
--------------------------------------------------------------------------------
If shares are not          1 year       3 years       5 years       10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $683         $911         $1,156         $1,860
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $206         $637         $1,093        $1,9081
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $200         $618         $1,062         $2,296
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $161         $499          $860          $1,878
--------------------------------------------------------------------------------

                Pro Forma Surviving MS Fund
--------------------------------------------------------------------------------
If shares are redeemed:    1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $683         $911         $1,156         $1,860
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $706         $937         $1,293        $1,9081
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $300         $618         $1,062         $2,296
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $261         $499          $860          $1,878
--------------------------------------------------------------------------------

                Pro Forma Surviving MS Fund
--------------------------------------------------------------------------------
If shares are not          1 year       3 years       5 years       10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $683         $911         $1,156         $1,860
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $206         $637         $1,093        $1,9081
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $200         $618         $1,062         $2,296
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $161         $499          $860          $1,878
--------------------------------------------------------------------------------
In  the  "If  shares  are  redeemed"  example,   expenses
include  the  initial  sales  charge  for Class A and the
applicable  Class  B,  Class  C  or  Class  N  contingent
deferred  sales  charge.   In  the  "If  shares  are  not
redeemed"  example,  the  Class A  expenses  include  the
initial  sales  charge,  but Class B, Class C and Class N
expenses  do not include the  contingent  deferred  sales
charge.
1 Class B  expenses  for years 7 through  10 are based on
Class A  expenses,  since  Class B  shares  automatically
convert to Class A after 6 years.

Where can I find more financial information about the Funds?

      Performance  information  for  both MS Fund  and  QMAB
Fund  is set  forth  in each  Fund's  Prospectus  under  the section "The Fund's Past  Performance." MS Fund's Prospectus accompanies  this  Prospectus  and  Proxy  Statement  and is incorporated by reference.

      The  financial  statements  of MS Fund and  additional
information  with  respect  to its  performance  during  its
fiscal  year  ended   September   30,   2002,   including  a
discussion   of  factors   that   materially   affected  its
performance  and  relevant  market  conditions  during  that fiscal  year,  is set forth in MS Fund's  audited  financial
statements   dated  as  of  September  30,  2002,  that  are
included in the Proxy  Statement of  Additional  Information and  incorporated  herein by reference.  These documents are available upon request.  See section  entitled  "Information
About MS Fund."

      The financial  statements of QMAB Fund and  additional
information  with respect to the Fund's  performance  during its  fiscal  year  ended  November  30,  2002,  including  a
discussion   of  factors   that   materially   affected  its
performance  and  relevant  market  conditions  during  that fiscal  year,  is set  forth in QMAB  Fund's  Annual  Report dated as of  November  30,  2002,  that is  included  in the
Proxy Statement of Additional  Information and  incorporated herein by reference.  These  documents  are  available  upon
request.  See  section  entitled   "Information  About  QMAB
Fund."

How have the Funds performed?

      The following past  performance  information  for each
Fund is set forth  below,  and for earlier  periods,  in its respective  Prospectus:  (i) a bar  chart  detailing  annual total  returns of Class A shares of each Fund as of December
31st for each of the ten most  recent  full  calendar  years
(for QMAB Fund,  since that  Fund's  inception);  and (ii) a table  showing how the average  annual total  returns of the
Funds'  shares,  both  before  and after  taxes,  compare to those of broad-based  market indices.  The after-tax returns are shown for Class A shares only and are  calculated  using the historical  highest  individual  federal marginal income tax rates in effect  during the  periods  shown,  and do not reflect  the  impact  of state or local  taxes.  In  certain cases,  the  figure  representing  "Return  After  Taxes  on
Distributions  and Sale of Fund  Shares"  may be higher than the  other  return  figures  for the same  period.  A higher after-tax  return  results  when a capital  loss occurs upon redemption  and  translates  into an assumed  tax  deduction that benefits the  shareholder.  The  after-tax  returns are
calculated   based  on  certain   assumptions   mandated  by
regulation  and your  actual  after-tax  returns  may differ
from  those  shown,   depending  on  your   individual   tax
situation.  The  after-tax  returns  set forth below are not relevant to  investors  who hold their Fund  shares  through tax-deferred  arrangements  such as 401(k)  plans or IRAs or to  institutional  investors not subject to tax. Each Funds'
past investment performance,  before and after taxes, is not necessarily  an  indication of how each Fund will perform in the future.

      Calendar  year average  annual  total  returns for the
Funds  for the  periods  ended  December  31,  2002,  are as follows:

[See appendix to Prospectus and Proxy  statement for data in bar chart  showing  annual  total  returns  for  Oppenheimer
Select Managers QM Active Balanced Fund.]

Sales   charges   and   taxes  are  not   included   in  the
calculations  of  return  in this  bar  chart,  and if those charges  and taxes were  included,  the  returns may be less than those shown.

For the period from 1/1/03 through  3/31/03,  the cumulative return  for QMAB  Fund  (not  annualized)  before  taxes for
Class A shares was  -1.35%.  During the period  shown in the
bar  chart,  the  highest  return  for  Oppenheimer   Select
Managers QM Active  Balanced  Fund (not  annualized)  before taxes for a calendar  quarter was 5.21% (4th Qtr'02) and the lowest return (not  annualized)  before taxes for a calendar quarter was -11.11% (3rdQtr'02).

[See appendix to Prospectus and Proxy  statement for data in bar chart  showing  annual  total  returns  for  Oppenheimer
Multiple Strategies Fund.]

Sales   charges   and   taxes  are  not   included   in  the
calculations  of  return  in this  bar  chart,  and if those charges  and taxes were  included,  the  returns may be less than those shown.

For the period from 1/1/03 through  3/31/03,  the cumulative return for MS Fund (not  annualized)  before taxes for Class
A shares was  -1.12%.  During  the  period  shown in the bar
chart,   the  highest   return  for   Oppenheimer   Multiple
Strategies  Fund  (not   annualized)   before  taxes  for  a
calendar  quarter  was  11.15%  (4thQtr'98)  and the  lowest return (not annualized)  before taxes for a calendar quarter was -11.03% (3rdQtr'01).

Average  annual total  returns for the Funds for the periods ended December 31, 2002 are as follows:

----------------------------------------------------------------------
QMAB Fund                          1 Year                  5 Years
                                             2 Years     (or life of
                                                          class, if
                                                            less)
----------------------------------------------------------------------
----------------------------------------------------------------------

Class A Shares (inception         -17.47%
2/16/01)

  Return Before Taxes
  Return After Taxes on
  Distributions                                            -12.08%
  Return After Taxes on           -17.82%                  -12.47%
  Distributions                   -10.64%                  -9.73%
  And Sale of Fund Shares
----------------------------------------------------------------------

S&P  500   Index   (reflects   no
deduction  for fees,  expenses or
taxes) (from 2/28/01)             -22.09%                  -15.80%

----------------------------------------------------------------------

Lehman Brothers
Government/Credit Bond Index
(reflects no deduction for fees,
expenses or taxes) (from 2/28/01)  9.84%                    8.76%

----------------------------------------------------------------------
----------------------------------------------------------------------

Class B Shares (inception         -17.46%                  -11.93%
2/16/01)

----------------------------------------------------------------------
----------------------------------------------------------------------

Class C Shares (inception         -14.01%                   -9.98%
2/16/01)

----------------------------------------------------------------------
----------------------------------------------------------------------

Class N Shares (inception 3/1/01) -13.49%                   -8.46%

----------------------------------------------------------------------
----------------------------------------------------------------------

Class Y Shares (inception          -12.32%                  -9.09%
2/16/01)

----------------------------------------------------------------------
----------------------------------------------------------------------------------
MS Fund                            1 Year                  5 Years     10 Years
                                             2 Years                   (or life
                                                                       of class,
                                                                       if less)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class A Shares (inception         -15.75%                   1.57%
4/24/87)

  Return Before Taxes
  Return After Taxes on

  Distributions                                                          7.69%
  Return After Taxes on           -16.57%                  -0.69%        4.99%
  Distributions                    -9.57%                   0.63%        5.30%
  And Sale of Fund Shares

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

S&P 500 Index (from 12/31/92)     -22.09%                  -0.58%        9.34%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Lehman Brothers Aggregate Bond     10.25%                   7.55%        7.51%
Index (reflects no deduction for
fees, expenses or taxes)(from
12/31/92)

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class B Shares (inception         -15.73%                   1.65%        6.39%
8/29/95)

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class C Shares (inception12/1/93) -12.22%                   1.93%        6.76%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class N Shares (inception 3/1/01) -11.83%                  -6.78%         N/A

----------------------------------------------------------------------------------

Average  annual total  returns for the Funds for the periods ended March 31, 2003 are as follows:

-------------------------------------------------------------------
QMAB Fund                       1 Year                  5 Years
                                           2 Years    (or life of
                                                       class, if
                                                         less)
-------------------------------------------------------------------
-------------------------------------------------------------------

Class A Shares (inception      -19.18%                   -11.31%
2/16/01)                                   -8.82%

  Return Before Taxes
  Return After Taxes on
  Distributions
  Return After Taxes on        -19.52%                  -11.65%
  Distributions And Sale of    -11.77%                   -9.07%
  Fund Shares
-------------------------------------------------------------------

S&P  500  Index  (reflects  no
deduction  for fees,  expenses               N/A
or taxes) (from 2/28/01        -24.75%                   -3.76%

-------------------------------------------------------------------

Lehman Brothers
Government/Credit Bond Index
(reflects no deduction for                   N/A
fees, expenses or taxes)        11.74%                   8.45%
(from 2/28/01)

-------------------------------------------------------------------
-------------------------------------------------------------------

Class B Shares (inception      -19.03%     -8.68%       -10.80%
2/16/01)

-------------------------------------------------------------------
-------------------------------------------------------------------

Class C Shares (inception      -15.64%     -6.78%        -9.49%
2/16/01)

-------------------------------------------------------------------
-------------------------------------------------------------------

Class N Shares (inception      -15.10%     -6.32%        -8.08%
3/1/01)

-------------------------------------------------------------------
-------------------------------------------------------------------

Class Y Shares (inception      -13.83%     -5.85%        -8.54%
2/16/01)

-------------------------------------------------------------------
---------------------------------------------------------------------------------
MS Fund                         1 Year                  5 Years    10 Years (or
                                           2 Years                    life of
                                                                     class, if
                                                                       less)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares (inception      -17.15%                   -0.06%        7.07%
4/24/87)                                   -7.46%

  Return Before Taxes
  Return After Taxes on
  Distributions
  Return After Taxes on        -17.88%                   -2.25%        4.40%
  Distributions                -10.52%                   -0.64%        4.79%
  And Sale of Fund Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

S&P 500 Index (from 3/31/93)   -24.75%       N/A         -3.76%        8.53%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lehman Brothers Aggregate       11.69%                   7.51%         7.23%
Bond Index (reflects no                      N/A
deduction for fees, expenses
or taxes) (from 3/31/93)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares (inception      -17.19%     -7.28%        0.00%         6.02%
8/29/95)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares                 -13.71%     -5.47%        0.30%         6.43%
(inception12/1/93)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N Shares (inception      -13.46%     -5.12%        -6.58%         N/A
3/1/01)

---------------------------------------------------------------------------------

QMAB Fund's average annual total returns include  applicable sales  charges:  for Class A, the  current  maximum  initial sales charge of 5.75%; for Class B, the contingent  deferred sales charge of 5% (1-year) and 4% (life of class);  and for
Class  C and  Class  N,  the 1%  contingent  deferred  sales charge for the 1-year  period.  There is no sales charge for
Class  Y.  The  returns   measure  the   performance   of  a
hypothetical  account  and  assume  that all  dividends  and
capital  gains   distributions   have  been   reinvested  in
additional  shares.  The  performance  of the Fund's Class A shares is  compared  to the S&P 500(R)Index  and the  Lehman
Brothers  Government/Credit  Bond Index.  The S&P 500(R)Index
is an unmanaged  index of equity  securities  and the Lehman
Brothers  Government  /Credit  Bond  Index  is an  unmanaged
index  of   intermediate   and  long-term   government   and
investment  grade  corporate debt  securities.  The indices'
performance  includes  reinvestment  of income  but does not reflect transaction costs,  expenses or taxes. The Fund will have investments that vary from those in the indices.

MS Fund's  average annual total returns  include  applicable sales  charges:  for Class A, the  current  maximum  initial sales charge of 5.75%; for Class B, the contingent  deferred sales charge of 5% (1-year) and 2% (5 years);  and for Class
C, the 1%  contingent  deferred  sales charge for the 1-year period.  Because Class B shares convert to Class A shares 72 months after purchase,  Class B "life-of-class"  performance does not include any  contingent  deferred  sales charge and uses Class A  performance  for the period after  conversion.
The  returns  measure  the  performance  of  a  hypothetical account and assume  that all  dividends  and  capital  gains distributions  have been  reinvested in  additional  shares.
The  performance of the Fund's Class A shares is compared to the S&P  500(R)Index,  an  unmanaged  index  of U.S.  equity securities,  and  to  the  Lehman  Brothers  Aggregate  Bond
Index, an unmanaged index of U.S. corporate,  government and mortgage-backed  securities.  The performance of the indices
includes   reinvestment  of  income  but  does  not  reflect
transaction   costs,   expenses,   or  taxes.   The   Fund's
investments vary from the securities in the indices.

What are other Key Features of the Funds?

      The  description  of certain key features of the Funds
below  is  supplemented   by  each  Fund's   Prospectus  and
Statement of Additional Information,  which are incorporated by reference.

      Investment  Management  and Fees - Under  each  Fund's
investment advisory agreement,  the Fund pays the Manager an advisory fee at an annual rate that  declines on  additional assets as the Fund grows.

---------------------------------------------------------------------------------------
                 QMAB Fund                                    MS Fund
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
0.95% of the first $300 million of average   0.75% of the first $200 million of
annual net assets,                           average annual net assets,
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

0.90% of average annual net assets in      0.72% of the next $200 million,
excess of $300 million.

---------------------------------------------------------------------------------------
                                          -------------------------------------------

                                          0.69% of the next $200 million,

                                          -------------------------------------------
                                          -------------------------------------------
                                          0.66% of the next $200 million,
                                          -------------------------------------------
                                          -------------------------------------------
                                          0.60% of the next $700 million, and
                                          -------------------------------------------
                                          -------------------------------------------
                                          0.58% of the average annual net assets in
                                          excess of $1.5 billion.
                                          -------------------------------------------

Based on average annual net assets of the respective Fund.

      The  management  fee for  QMAB  Fund  for  the  twelve
months ended March 31, 2003 was 0.95% of the average  annual net  assets for each class of  shares.  The  management  fee for MS Fund for the twelve  months  ended March 31, 2003 was
0.72% of the  average  annual  net  assets for each class of shares.  The 12b-1  distribution  plans for both  Funds were substantially similar.

---------------------------------------------------------------------------
                         QMAB         MS Fund        Combined Pro Forma
03/31/03               Class A        Class A             Class A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Management Fee          0.95%          0.72%               0.72%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
12b-1 Fees              0.02%1         0.20%               0.20%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Other Expenses          0.64%          0.20%               0.20%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Expenses          1.61%          1.12%               1.12%
---------------------------------------------------------------------------
"Other Expenses"  include transfer agent fees and custodial, accounting  and legal  expenses the Funds pay. This chart is for illustrative purposes only.
1.    Class A  shares  12b-1  fee is not the  full 25  basis
   points due to monies invested by OppenheimerFunds, Inc.

      The net assets under  management  for MS Fund on March
31, 2003 were  $586,315,488,  as compared to $6,383,174  for
QMAB   Fund.    Effective    upon   the   Closing   of   the
Reorganization,  the  management  fee  rate  for MS  Fund is expected to be 0.72% of average  annual net assets  based on
combined   assets  of  the  Funds  as  of  March  31,  2003.
Additionally,  the "Other  Expenses" of the  surviving  Fund are  expected to be less than the "Other  Expenses"  of QMAB
Fund.

      For a detailed  description of each Fund's  investment
management   agreement,   see  the  section  below  entitled
"Comparison  of Investment  Objectives and Policies - How do
the Account Features and Shareholder  Services for the Funds
Compare?"

      Transfer  Agency  and  Custody  Services  - Both Funds
receive  shareholder  accounting and other clerical services from  OppenheimerFunds  Services in its capacity as transfer agent and dividend  paying  agent.  It acts on an annual per
account  fee  basis  for  both  Funds.   The  terms  of  the
transfer agency  agreement for both Funds are  substantially similar.

      Citibank,  N.A., located at 111 Wall Street, New York,
NY 10005,  acts as  custodian  of the  securities  and other assets of QMAB  Fund.  JP Morgan  Chase  Bank,  located at 4
Chase  Metro  Tech  Center,  Brooklyn,  NY  11245,  acts  as custodian of the securities and other assets of MS Fund.

      Distribution Services - OppenheimerFunds  Distributor,
Inc. (the "Distributor")  acts as the principal  underwriter in a  continuous  public  offering  of shares of both Funds, but is not  obligated  to sell a specific  number of shares.
Both Funds  have  adopted  distribution  and  service  plans under Rule  12b-1 of the  Investment  Company  Act for their
Class A shares.  The  12b-1  fees for Class A shares of both
QMAB  Fund and MS Fund are  service  plan  fees  which are a maximum  of 0.25% of  average  annual  net assets of Class A shares.  The  12b-1  fees for  Class B,  Class C and Class N shares of both Funds are  Distribution and Service plan fees which  include a service fee of 0.25% of average  annual net assets  and an  asset-based  sales  charge  for  Class B and
Class C shares of 0.75% and an  asset-based  sales charge of
0.25% for Class N shares of the average annual net assets.

      For   a   detailed    description   of   each   Fund's
distribution-related  services, see the section below titled
"Comparison  of Investment  Objectives and Policies - How do
the Account Features and Shareholder  Services for the Funds
Compare?"

      Purchases,    Redemptions,    Exchanges    and   other
Shareholder  Services  - Both  Funds  have  nearly  the same requirements  and restrictions in connection with purchases, redemptions  and  exchanges,  except  that QMAB Fund is only offered for sale to  retirement  plans.  In  addition,  each
Fund also  offers  the same types of  shareholder  services.
More detailed information regarding purchases,  redemptions, exchanges  and  shareholder  services  can be found below in
the  section   below  titled   "Comparison   of   Investment
Objectives  and  Policies - How do the Account  Features and
Shareholder Services for the Funds Compare?"

      Dividends  and  Distributions  -  QMAB  Fund  declares
dividends  separately  for  each  class of  shares  from net investment  income  annually  and pays  those  dividends  to shareholders  in December on a date selected by the Board of the Fund. MS Fund  declares  dividends  separately  for each class of shares  from net  investment  income on a quarterly basis in  March,  June,  September  and  December  on a date selected  by the Board of the Fund.  Both Funds may  realize capital gains on the sale of portfolio  securities.  If they do, they will make  distributions  out of any  short-term or long-term capital gains in December of each year.

      For a detailed  description  of each Fund's  policy on
dividends  and  distributions,   see  the  section  entitled
"Comparison  of Investment  Objectives and Policies - How do
the Account Features and Shareholder  Services for the Funds
Compare?"

  WHAT ARE THE PRINCIPAL RISKS OF AN INVESTMENT IN QMAB
                    FUND AND MS FUND?

      As with most  investments,  investments in MS Fund and
QMAB Fund involve risks.  There can be no guarantee  against loss  resulting  from an investment in either Fund,  nor can there be any  assurance  that either  Fund will  achieve its
investment   objective.   The  risks   associated   with  an
investment  in each Fund are  similar.  Because  both  Funds invest in stocks,  the value of each Fund's  portfolio  will be  affected  by changes in the stock  markets in which they invest.  The prices of individual  stocks do not all move in the  same  direction  uniformly  at the  same  time  and the volatility  of  their  prices  at  times  may  be  great.  A particular  company's  stock price can be affected by, among
other  things,  a  poor  earnings  report,   loss  of  major
customers,  major litigation against the company, or changes in  government  regulations  affecting  the  company  or its industry.  Both  Funds  also  invest in  foreign  securities which may be subject to special  risks.  The change in value of a foreign  currency  against the U.S.  dollar will affect the U.S.  dollar  value of  securities  denominated  in that foreign  currency.  The value of foreign  investments may be
affected   by  change  in  control   regulations,   currency
devaluation,   expropriation   or   nationalization   of   a
company's  assets,  foreign  taxes,  delays in settlement of transactions,  changes in governmental  economic or monetary policy  in the  U.S.  or  abroad,  or  other  political  and economic factors.

      In  addition,  both  Funds  invest in debt  securities
whose values are subject to change when prevailing  interest rates  change.  The  change in values  may cause the  Funds'
share  prices  to go up or down.  Debt  securities  are also subject  to credit  risk.  Credit  risk is the risk that the issuer of a security  might not make  interest and principal payments  on the  security as they become due. If the issuer fails to pay  interest,  the Funds'  income may be  reduced, and if the  issuer  fails to repay  principal,  the value of that security and of the Funds' shares might fall.

      For more  information  about the  risks of the  Funds,
see "What are the Main Risks  Associated with Investments in the Funds?"  under the  heading  "Comparison  of  Investment
Objectives and Policies."

               REASONS FOR THE REORGANIZATION

      At a  meeting  of the Board of  Trustees  of QMAB Fund
held  April  28,  2003,  the  Board  considered  whether  to
approve  the  proposed   Reorganization   and  reviewed  and
discussed  with the Manager and  independent  legal  counsel the  materials  provided  by  the  Manager  relevant  to the proposed  Reorganization.  Included  in  the  materials  was
information   with   respect   to  the   Funds'   respective
investment   objectives  and  policies,   management   fees,
distribution fees and other operating  expenses,  historical performance and asset size.

      The  Board  reviewed  information  demonstrating  that
QMAB Fund is a relatively  smaller  fund with  approximately
$6,383,174  in net  assets as of March 31,  2003.  The Board anticipates  that  QMAB  Fund's  assets  will  not  increase substantially  in size in the near  future.  In  comparison,
MS Fund had  approximately  $586.3  million in net assets as
of  March   31,   2003.   After  the   Reorganization,   the
shareholders  of QMAB Fund would  become  shareholders  of a larger  fund  that  is  anticipated  to have  lower  overall operating  expenses  than QMAB Fund.  Economies of scale may benefit shareholders of QMAB Fund.

      The Board  reviewed the  investment  objective of both
Funds.  QMAB  Fund  seeks  income  and  long-term  growth of capital,  while MS Fund seeks high total  investment  return consistent  with  preservation  of principal.  Additionally, the Board  considered that both Funds invest in a variety of
equity   securities,   debt   securities  and  money  market
instruments.  The Board  noted  that  each Fund is  designed for long-term  investors and each generally invests in a mix of stocks,  debt  securities  and money  market  securities.
The  investment  strategies  and  policies  are  in  general similar,  though  there  are some  differences  noted  below under "How do the investment policies of the Funds compare."

      The  Board  noted  that MS  Fund's  management  fee is
currently  lower  than that of QMAB  Fund.  The  Board  also considered  that MS Fund's  performance has been better than that of QMAB Fund.

      The Board  also  considered  that the  procedures  for
purchases,  exchanges  and  redemptions  of  shares  of both
Funds are very  similar  and that both Funds  offer the same investor services and options.

      The Board also  considered the terms and conditions of
the  Reorganization,  including that there would be no sales charge imposed in effecting the  Reorganization and that the
Reorganization    is    expected    to    be   a    tax-free
reorganization.   The  Board   concluded  that  QMAB  Fund's
participation  in the  transaction  is in the best interests of the Fund and that the Reorganization  would not result in a dilution  of the  interests  of existing  shareholders  of
QMAB Fund.

      After  consideration  of the above  factors,  and such
other  factors  and  information  as the  Board of QMAB Fund deemed relevant,  the Board,  including the Trustees who are not  "interested  persons"  (as  defined  in the  Investment
Company  Act)  of  either  QMAB  Fund  or the  Manager  (the
"Independent    Trustees"),    unanimously    approved   the
Reorganization  and the  Reorganization  Agreement and voted to recommend its approval to the shareholders of QMAB Fund.

      The  Board  of  MS  Fund  also   determined  that  the
Reorganization  was in the best interests of MS Fund and its shareholders  and that no  dilution  would  result  to those shareholders.  MS  Fund  shareholders  do  not  vote  on the
Reorganization.   The  Board  of  MS  Fund,   including  the
Independent     Trustees,     unanimously    approved    the
Reorganization and the Reorganization Agreement.

      For the reasons  discussed above, the Board, on behalf
of  QMAB   Fund,   recommends   that   you   vote   FOR  the
Reorganization  Agreement.  If  shareholders of QMAB Fund do
not    approve    the    Reorganization    Agreement,    the
Reorganization will not take place.

            INFORMATION ABOUT THE REORGANIZATION

This  is only a  summary  of the  Reorganization  Agreement.
You   should   read  the  actual   form  of   Reorganization
Agreement.  It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

      If  the   shareholders   of  QMAB  Fund   approve  the
Reorganization   Agreement,  the  Reorganization  will  take
place after  various  conditions  are satisfied by QMAB Fund and MS Fund,  including delivery of certain  documents.  The
Closing Date is presently  scheduled  for  September 5, 2003 and the Valuation Date is presently  scheduled for September
4, 2003.

      If    shareholders    of   QMAB   Fund   approve   the
Reorganization  Agreement, QMAB Fund will deliver to MS Fund substantially  all of its net  assets on the  closing  date.
In exchange,  shareholders  of QMAB Fund will receive  Class
A, Class B, Class C and Class N MS Fund  shares  that have a value equal to the dollar  value of the assets  delivered by
QMAB  Fund to MS Fund.  Class Y  shares  of QMAB  Fund  were liquidated  prior to the  merger.  QMAB  Fund  will  then be liquidated  and its  outstanding  shares will be  cancelled.
The stock  transfer  books of QMAB Fund will  permanently be closed  at the  close of  business  on the  Valuation  Date.
Only redemption  requests  received by the Transfer Agent in proper  form on or  before  the  close  of  business  on the
Valuation  Date will be fulfilled  by QMAB Fund.  Redemption
requests   received  after  that  time  will  be  considered
requests to redeem shares of MS Fund.

      Shareholders  of QMAB  Fund  who vote  their  Class A,
Class  B,  Class  C and  Class  N  shares  in  favor  of the
Reorganization  will be electing  in effect to redeem  their shares  of QMAB  Fund at net  asset  value on the  Valuation
Date,  after  QMAB  Fund  subtracts  a  cash  reserve,   and
reinvests  the  proceeds  in Class A,  Class B,  Class C and
Class N  shares  of MS Fund at net  asset  value.  The  cash reserve  is that  amount  retained  by QMAB  Fund,  which is deemed  sufficient  in the  discretion  of the Board for the payment  of the Fund's  outstanding  debts and  expenses  of liquidation.  MS  Fund is not  assuming  any  debts  of QMAB
Fund except debts for unsettled securities  transactions and outstanding  dividend and redemption checks.  QMAB Fund will recognize  capital gains or losses on any sales of portfolio securities made prior to the Reorganization.

      Under the  Reorganization  Agreement,  within one year
after the Closing Date,  QMAB Fund shall:  (a) either pay or make  provision  for all of its  debts  and  taxes;  and (b)
either  (i)  transfer  any  remaining  amount  of  the  cash reserve  to  MS  Fund,  if  such  remaining  amount  is  not
material  (as  defined  below)  or  (ii)   distribute   such
remaining  amount to the  shareholders of QMAB Fund who were shareholders  on the Valuation  Date.  The remaining  amount shall  be  deemed  to  be  material  if  the  amount  to  be distributed,  after deducting the estimated  expenses of the distribution,  equals or  exceeds  one cent per share of the number  of QMAB Fund  shares  outstanding  on the  Valuation
Date.  If the cash  reserve is  insufficient  to satisfy any
of  QMAB  Fund's   liabilities,   the  Manager  will  assume
responsibility  for any such unsatisfied  liability.  Within one year after the  Closing  Date,  QMAB Fund will  complete its liquidation.

      Under the Reorganization  Agreement,  either QMAB Fund
or MS Fund may  abandon  and  terminate  the  Reorganization
Agreement  for any  reason and there  shall be no  liability for damages or other  recourse  available to the other Fund, provided,  however,  that in the event that one of the Funds terminates  this  Agreement  without  reasonable  cause,  it shall,  upon  demand,  reimburse  the  other  Fund  for  all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

      To the extent  permitted  by law,  the Funds may agree
to amend the  Reorganization  Agreement without  shareholder approval.  They may also agree to terminate  and abandon the
Reorganization   at  any  time  before  or,  to  the  extent
permitted  by law,  after the  approval of  shareholders  of
QMAB Fund.

Who Will Pay the Expenses of the Reorganization?

      The Funds will bear the cost of their  respective  tax
opinions.  Any documents  such as existing  prospectuses  or annual  reports that are included in the proxy mailing or at a  shareholder's  request will be a cost of the Fund issuing the document.  Any other  out-of-pocket  expenses associated with  the  Reorganization  will be paid by the  Funds in the amounts  incurred by each.  The cost of printing and mailing
the  Prospectus   and  Proxy   Statement  will  be  paid  by
------------------.

What are the Tax Consequences of the Reorganization?

      The   Reorganization  is  intended  to  qualify  as  a
tax-free  reorganization  for  federal  income tax  purposes under  Section  368(a)(1)  of the  Internal  Revenue Code of
1986,  as  amended.   Based  on  certain   assumptions   and
representations  received  from QMAB Fund and MS Fund, it is expected to be the  opinion of  Deloitte & Touche  LLP,  tax advisor to QMAB Fund,  that  shareholders  of QMAB Fund will not  recognize  any  gain or loss  for  federal  income  tax purposes  as a result of the  exchange  of their  shares for shares  of MS Fund,  and that  shareholders  of MS Fund will not  recognize  any gain or loss upon receipt of QMAB Fund's assets.  If this  type of tax  opinion  is not  forthcoming, the Fund may still  choose to go  forward  with the  merger, pending shareholder approval.  In addition,  neither Fund is expected  to  recognize  a gain or loss as a  result  of the
Reorganization.

      Immediately  prior to the  Valuation  Date,  QMAB Fund
will  pay  a   dividend   which  will  have  the  effect  of
distributing to QMAB Fund's  shareholders all of QMAB Fund's net  investment  company  taxable  income for taxable  years ending on or prior to the  Closing  Date  (computed  without regard to any deduction  for dividends  paid) and all of its net capital gains, if any,  realized in taxable years ending on or prior to the  Closing  Date (after  reduction  for any available capital loss  carry-forward).  Such dividends will
be   included   in  the   taxable   income  of  QMAB  Fund's
shareholders   as   ordinary   income  and   capital   gain,
respectively.

      You will continue to be  responsible  for tracking the
purchase  cost and holding  period of your shares and should consult your tax advisor  regarding  the effect,  if any, of
the    Reorganization    in   light   of   your   individual
circumstances.  You should also  consult your tax advisor as to state and local and other tax  consequences,  if any,  of the  Reorganization  because this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C and
Class N shares of MS Fund?

      The   rights  of   shareholders   of  both  Funds  are
substantially   the  same.   Both  Funds  are  organized  as
Massachusetts  business  trusts.  The  Declarations of Trust and  By-Laws  are  substantially  similar  with  respect  to rights  voting for the election of Trustees,  and rights for mergers,  liquidations and  distributions,  and redemptions.
Shareholders  of MS Fund have voting rights that are greater on certain  significant  matters that  shareholders  of QMAB
Fund do not  have.  Class A,  Class B,  Class C and  Class N shares of MS Fund will be  distributed  to  shareholders  of
Class A,  Class B,  Class C and Class N shares of QMAB Fund, respectively,  in connection with the Reorganization.  Class
Y shares of QMAB Fund were  liquidated  prior to the merger.
Each  share  will  be  fully  paid  and  nonassessable  when issued,  will have no preemptive  or  conversion  rights and will be  transferable  on the books of MS Fund.  Each Fund's
Declaration  of Trust  contains  an  express  disclaimer  of
shareholder   or   Trustee    liability   for   the   Fund's
obligations,    and   provides   for   indemnification   and
reimbursement  of  expenses  out of  its  property  for  any shareholder  held  personally  liable  for its  obligations.
Neither Fund  permits  cumulative  voting.  The shares of MS
Fund will be recorded  electronically in each  shareholder's account.  MS Fund  will  then  send a  confirmation  to each shareholder.  Shareholders  of Class A shares  of QMAB  Fund holding  certificates  representing their shares will not be required to surrender their  certificates in connection with the  Reorganization.  However,  former Class A  shareholders of QMAB Fund whose  shares are  represented  by  outstanding share  certificates will not be allowed to redeem,  transfer or  pledge  class  shares  of MS Fund  they  receive  in the
Reorganization  until  the  certificates  for the  exchanged
QMAB  Fund  have  been  returned  to  the  Transfer   Agent.
Shareholders  of  Class  B,  Class  C,  Class N and  Class Y
shares  of QMAB Fund do not have  certificates  representing their shares.  Their shares will be cancelled.

      Like  QMAB  Fund,  MS Fund  does  not  routinely  hold
annual shareholder meetings.

What are the  capitalizations  of the Funds  and what  might the capitalization be after the Reorganization?

      The  following  table sets  forth the  capitalizations
(unaudited)  of QMAB Fund and MS Fund and  indicates the pro forma  combined  capitalization  as of March 31,  2003 as if the Reorganization had occurred on that date.

                                                                  Net
Asset
                                                Shares
Value
                              Net Assets        Outstanding
Per Share
QMAB Fund
      Class A                $4,787,027           594,325          $8.05
      Class B               $   545,378            68,232          $7.99
      Class C               $   593,823            74,093          $8.01
      Class N               $   456,131            56,669          $8.05
      Class Y            $          812               100          $8.12
      TOTAL                  $6,383,171           793,419

MS Fund
      Class A              $494,484,889        45,083,558         $10.97
      Class B             $  54,404,880         5,019,843         $10.84
      Class C             $  36,047,450         3,313,615         $10.88
      Class N            $    1,378,267           126,175         $10.92
TOTAL $586,315,486           53,543,191
MS Fund
(Pro Forma Surviving Fund)
      Class A              $499,271,916        45,520,005         $10.97
      Class B             $  54,950,258         5,070,164         $10.84
      Class C             $  36,641,273         3,368,201         $10.88
      Class N            $    1,834,398           167,932         $10.92
      TOTAL                $592,697,845        54,126,302

*Reflects  the  issuance of 436,447  Class A shares,  50,321
Class B shares,  54,586  Class C shares and  41,757  Class N shares of MS Fund in a tax-free  exchange for the net assets of QMAB Fund, aggregating $6,383,171.

      COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      This  section  describes  key  investment  policies of
QMAB Fund and MS Fund,  and certain  noteworthy  differences between the  investment  objectives  and policies of the two
Funds.  For a complete  description of MS Fund's  investment
policies  and  risks,   please  review  its  prospectus  and
Statement  of  Additional  Information  dated  November  22,
2002.  That  prospectus is attached to this  Prospectus  and
Proxy Statement as an enclosure.

      Are  there any  significant  differences  between  the
investment objectives and strategies of the Funds?

      In considering  whether to approve the Reorganization,
shareholders  of QMAB Fund should  consider the  differences in investment  objectives,  policies and risks of the Funds.
Further  information  about  MS  Fund  is set  forth  in its
Prospectus,  which  accompanies  this  Prospectus  and Proxy
Statement   and  is   incorporated   herein  by   reference.
Additional  information  about  both  Funds is set  forth in their  respective  Statements of Additional  Information and
Annual  Reports,  which may be obtained  upon request to the
Transfer  Agent.  See  "Information  about  QMAB  Fund"  and
"Information about MS Fund."

      QMAB  Fund's  investment  objective  is to seek income
and  long-term  growth of capital  and MS Fund's  investment
objective   is  to  seek  high   total   investment   return
consistent with preservation of principal.

What are the Main Risks  Associated  with an  Investment  in the Funds?

      Like all  investments,  an  investment  in both of the
Funds  involves  risk.  There is no  assurance  that  either
Fund will meet its  investment  objective.  The  achievement
of  the  Funds'  goals   depends  upon  market   conditions,
generally,  and on the portfolio  manager's  analytical  and portfolio  management  skills.  The  risks  described  below collectively  form the risk  profiles of the Funds,  and can affect  the  value  of the  Funds'  investments,  investment performance  and prices per  share.  Particular  investments and  investment  strategies  also have risks.  There is also the risk that poor securities  selection by the Manager will cause  the  Funds  to  underperform  other  funds  having  a similar  objective.  These  risks  mean  that  you can  lose money by  investing  in either  Fund.  When you redeem  your shares,  they may be worth  more or less  than what you paid for them.

How Do the Investment Policies of the Funds Compare?

      In  selecting   securities  for  MS  Fund,  MS  Fund's
portfolio managers use different  investment styles to carry
out  an  asset   allocation   strategy   that  seeks   broad
diversification   across  asset   classes.   They   normally
maintain  a  balanced  mix of stocks,  debt  securities  and cash,  although  MS Fund has no  requirements  to weight the portfolio  holdings in a fixed  proportion.  Therefore,  the portfolio's  mix of equity and debt securities and cash will change over time as the  portfolio  managers  seek  relative values and opportunities in different asset classes.

      Because  the  goal  of  total   return  looks  for  an
increase in the overall  portfolio  value from a combination of capital  growth  and  income,  MS Fund  invests in stocks mainly for their capital appreciation  potential and in debt securities for income.  The income from debt  securities and money  market  instruments  can also help the Fund  preserve principal when stock markets are volatile.

      The   portfolio   managers  of  MS  Fund  employ  both
"growth"  and  "value"  styles  in  selecting  stocks.  They
employ  fundamental   analysis  of  a  company's   financial
statements and management structure,  operations and product development,  as well as the  industry  of which the company is part.  Value  investing seeks stocks that are temporarily out of  favor  or  undervalued  in  the  market  by  various measures,  such as the stock's  price/earnings ratio. Growth investing  seeks  stocks  that  the  manager  believes  have possibilities  for  increases  in  stock  price  because  of
strong  earnings   growth   compared  to  the  market,   the
development  of new products or services or other  favorable economic factors.

      In  selecting  securities  for QMAB Fund,  QMAB Fund's
portfolio  managers use a  quantitative  model.  They manage the stock portion of QMAB Fund's  portfolio using behavioral
finance   models  to  search  for  securities  of  companies
believed  to  be  underpriced,   while  maintaining  a  risk
profile  like the  Standard  & Poor's  500  Composite  Stock
Price Index.

      The   portfolio    managers   allocate   QMAB   Fund's
investments   among   equity  and  debt   securities   after
assessing the relative  values of these  different  types of
investments   under  prevailing   market   conditions.   The
portfolio   might  hold  stocks,   bonds  and  money  market
instruments  in different  proportions  at different  times.
While  stocks  and  other  equity  securities  are  normally
emphasized   to  seek  growth  of  capital,   the  portfolio
managers might buy bonds and other fixed-income  securities, instead  of stocks,  when they think that (1) common  stocks in  general  appear to be  overvalued,  (2) debt  securities offer meaningful  capital growth  opportunities  relative to common stocks, or (3) it is desirable to maintain  liquidity pending  investment  in equity  securities  to seek  capital growth opportunities.

      Each Fund attempts to reduce their  exposure to market
risks by  diversifying  their  investments  that is,  by not holding a  substantial  amount  of stock of any one  company and by not  investing  too great a percentage  of the Funds'
assets in any one  company.  Neither Fund  concentrates  25%
or more of its assets in  investments  in any one  industry.
Both  Funds  can  invest  in  companies  in  any  particular capitalization  range;  however  both  Funds  are  primarily invested  in  large-cap  ($9  billion  to $25  billion)  and mega-cap (above $25 billion) stocks.

      Other  Equity  Securities.  While  MS Fund  emphasizes
investments  in  common  stocks,  it can also buy  preferred stocks,  warrants  and  securities  convertible  into common stock,  which may be  subject to credit  risks and  interest rate risks.  QMAB Fund  invests in other  equity  securities such as  non-convertible  preferred  stocks  and  securities convertible into common stock.

      Illiquid and Restricted  Securities.  Investments  may
be  illiquid  because  they do not  have an  active  trading market,  making it  difficult  to value  them or  dispose of
them   promptly  at  an  acceptable   price.   A  restricted
security is one that has a  contractual  restriction  on its resale  or  which  cannot  be  sold  publicly  until  it  is registered  under the  Securities  Act of 1933. MS Fund will not invest  more than 10% of its net assets in  illiquid  or restricted  securities.  QMAB Fund will not invest more than
15%  of  its  net   assets   in   illiquid   of   restricted
securities.   Certain   restricted   securities   that   are
eligible  for resale to qualified  institutional  purchasers
may  not  be  subject  to  those  limits.   The  Manager  or
respective  Adviser  or  Subadviser   monitors  holdings  of
illiquid   securities  on  an  ongoing  basis  to  determine
whether  to  sell  any   holdings   to   maintain   adequate
liquidity.

      Foreign  Investing.  QMAB Fund may invest up to 15% of
its total assets in foreign equity  securities and up to 20%
of its total assets in debt securities of foreign issuers.

      MS Fund can buy  securities in any country,  including
developed  countries  and emerging  markets.  MS Fund has no limits on the amount of its assets  that can be  invested in foreign  securities;  however, it normally expects to invest not  more  than 50% of its  assets  in  foreign  securities.
While  foreign   securities  may  offer  special  investment
opportunities,  they are  subject to special  risks that can reduce the Fund's share prices and returns.

      Special  Risks of Emerging  Markets.  QMAB Fund and MS
Fund can invest in emerging markets.  Securities in emerging and  developing  markets  present  risks  not  found in more mature markets.  Emerging and developing  markets abroad may also offer special  opportunities  for growth  investing but have  greater  risks than more  developed  foreign  markets, such as those in Europe, Canada,  Australia, New Zealand and
Japan.  There  may be less  liquidity  in  their  securities
markets,   and   settlements   of  purchases  and  sales  of
securities  may be subject to  additional  delays.  They are subject to greater risks of limitations on the  repatriation of income  and  profits  because  of  currency  restrictions imposed by local  governments.  Those  countries may also be subject  to the  risk  of  greater  political  and  economic instability,  which can  greatly  affect the  volatility  of prices  of  securities  in  those  countries.  Economies  of developing  countries  may be more  dependent on  relatively few  industries  that may be highly  vulnerable to local and global changes.  These investments may be very speculative.

      Derivative  Investments.  Both  Funds can  invest in a
number of different  kinds of "derivative"  investments.  In general  terms,  a derivative  investment  is an  investment contract  whose  value  depends on (or is derived  from) the value  of an  underlying  asset,  interest  rate  or  index.
Options,   futures  contracts,   structured  notes  such  as
indexed  securities  or inverse  securities,  collateralized mortgage  obligations  ("CMOs") and hedging  instruments are
"derivative   instruments"   QMAB  Fund  can  use.  Options,
futures  contracts  and  other  hedging  instruments  may be considered  derivative  investments for MS Fund. In addition to using derivatives for hedging,  QMAB Fund might use other derivative  investments because they offer the potential for increased  income  and  principal  value.  MS Fund might use
other   derivative   investments   because  they  offer  the
potential  for  increased  value.  QMAB Fund and MS Fund are not required to use derivative  investments in seeking their objectives.

      Derivatives   have   risks.   If  the  issuer  of  the
derivative  does not pay the amount due,  the Funds can lose
money  on  the  investment.   The  underlying   security  or
investment  on  which  the  derivative  is  based,  and  the derivative itself,  might not perform the way the Manager of
MS Fund and the Adviser or  Subadviser of QMAB Fund expected it to  perform.  As a result  of  these  risks,  both  Funds could realize less  principal or income from the  investment than  expected  or their  hedge  might be  unsuccessful.  If that  happens,  the Funds' share prices could fall.  Certain derivative investments held by the Funds may be illiquid.

      For  QMAB  Fund,   certain  types  of  investments  or
trading  strategies (such as borrowing money to increase the amount of  investment)  may be  subject  to  leverage  risk.
This means a relatively  small market movement may result in large  changes  in  the  value  of  an  investment.  Certain investments or trading  strategies that involve leverage can result in losses that greatly  exceed the amount  originally invested.  Derivatives  may be  difficult or  impossible  to sell at the time that the seller  would like or at the price that the seller believes the security is currently worth.

      Hedging.   Both   Funds  can  buy  and  sell   futures
contracts,  put and  call  options  and  forward  contracts.
These are all  referred  to as  "hedging  instruments."  The
Funds are not  required to use hedging  instruments  to seek their  objectives.  The  Funds  have  limits on their use of hedging and types of hedging  instruments  that can be used, and do not  use  them  for  speculative  purposes.  Some  of
these   strategies   could  be  used  to  hedge  the  Funds'
portfolio   against   price   fluctuations.   Other  hedging
strategies,  such as buying futures and call options,  could increase  the  Funds'  exposure  to the  securities  market.
Forward  contracts  can be  used  to try to  manage  foreign currency risks on both Funds' foreign investments.

      There are also  special  risks in  particular  hedging
strategies.   Options   trading   involves  the  payment  of
premiums,  has  special  tax  effects  on the  Funds and can increase portfolio  turnover.  If the Adviser or Sub-Adviser for QMAB  Fund  and the  Manager  for MS Fund use a  hedging instrument  at the wrong  time or judged  market  conditions incorrectly,  the hedge  might fail and the  strategy  could reduce the Funds' return.  Both Funds could also  experience losses if the prices of their futures and options  positions are not correlated  with their other  investments or if they could  not  close  out a  position  because  of an  illiquid market.

      Portfolio  Turnover.  "Portfolio  turnover"  describes
the  rate  at  which  the  Funds  traded   their   portfolio
securities  during  their last fiscal  year.  Both Funds can engage in  short-term  trading to achieve  their  objective.
Increased  portfolio  turnover  affects  brokerage costs the
Funds  pay.  If QMAB Fund  realizes  capital  gains  when it sells its portfolio  investments,  generally it must pay out those gains to shareholders,  increasing non-retirement plan or non-IRA or  non-education  savings account  shareholders'
taxable  distributions.  If MS Fund  realizes  capital gains when it sells its portfolio  investments,  generally it must pay  out  those  gains  to  shareholders,  increasing  their taxable distributions.

      Investing in Small,  Unseasoned Companies.  Both Funds
can invest in  securities  of small,  unseasoned  companies.
These  companies  that have been in operation  for less than
three  (3)   years,   including   the   operations   of  any
predecessors.  Securities of these  companies may be subject to  volatility  in their  prices.  They  may have a  limited trading  market,  which  may  adversely  affect  the  Funds'
ability  to  dispose  of them and can  reduce  the price the
Funds  might be able to  obtain  for them.  Other  investors that own a  security  issued by a small,  unseasoned  issuer for  which  there  is  limited  liquidity  might  trade  the security  when the Funds are  attempting to dispose of their holdings  of that  security.  In that case the  Funds  might
receive  a  lower  price  for  their   holdings  than  might
otherwise   be   obtained.   These   are  more   speculative
securities  and can  increase the Funds'  overall  portfolio risks.  MS Fund does not  intend  to invest  more than 5% of its net assets in these securities.

      Repurchase   Agreements.   Both   Funds  can   acquire
securities   subject   to   repurchase   agreements.   In  a
repurchase  transaction,  the Funds buy a security from, and
simultaneously   resell  it  to,  an  approved   vendor  for
delivery on an  agreed-upon  future  date.  The resale price exceeds the  purchase  price by an amount  that  reflects an agreed-upon  interest  rate  effective for the period during which  the  repurchase  agreement  is  in  effect.  Approved vendors  include U.S.  commercial  banks,  U.S.  branches of foreign banks, or  broker-dealers  that have been designated as primary dealers in government securities.  They must meet credit  requirements  set by the Funds' Adviser from time to time.

      The  majority  of these  transactions  run from day to
day, and delivery  pursuant to the resale  typically  occurs
within  one  to  five  days  of  the  purchase.   Repurchase
agreements  having a maturity  beyond seven days are subject to the Funds' limits on holding illiquid  investments.  QMAB
Fund and MS Fund will not enter into a repurchase  agreement that causes more than 15% and 10%, respectively,  of each of their net  assets to be  subject  to  repurchase  agreements having a maturity  beyond seven (7) days.  There is no limit on the amount of MS Fund's  net  assets  that may be subject to repurchase  agreements having maturities of seven days or less.

      Loans  of  Portfolio  Securities.  To  raise  cash for
liquidity   purposes,   MS  Fund  can  lend  its   portfolio
securities to brokers,  dealers and other types of financial institutions  approved by the Fund's Board of Trustees. As a fundamental  policy,  these  loans are  limited  to not more than 25% of the value of MS  Fund's  total  assets.  MS Fund currently  does not intend to engage in loans of securities, but if it does so,  such loans will not likely  exceed 5% of the Fund's total assets.

      There are some  risks in  connection  with  securities
lending.  MS Fund  might  experience  a delay  in  receiving additional  collateral  to  secure  a loan,  or a  delay  in
recovery   of  the  loaned   securities   if  the   borrower
defaults.  The Fund must receive collateral for a loan.

      When MS Fund lends  securities,  it  receives  amounts
equal to the  dividends  or interest  on loaned  securities.
It also  receives one or more of (a)  negotiated  loan fees,
(b)  interest  on  securities  used as  collateral,  and (c)
interest on any short-term  debt  securities  purchased with such loan  collateral.  Any of these types of  interest  may
be  shared  with  the   borrower.   MS  Fund  may  also  pay
reasonable  finder's,  custodian and administrative  fees in connection  with these loans.  The terms of the Fund's loans must meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities on five (5) days'  notice  or in time to vote on any  important matter.  QMAB  Fund  is not  authorized  to  lend  portfolio securities.

      Temporary  Defensive  and  Interim   Investments.   In
times of adverse or unstable  market,  economic or political conditions,  both  Funds  can  invest  up to 100%  of  their
assets  in   temporary   defensive   investments   that  are
inconsistent   with   the   Funds'   principal    investment
strategies.  For QMAB  Fund they  would be cash  equivalents
(such  as  commercial  paper),   money  market  instruments,
short-term  debt  securities,  U.S.  government  securities, repurchase  agreements and purchase and sales  contracts and could include other  investment  grade debt  securities  and short-term  securities for cash management purposes.  For MS
Fund, they would be  high-quality,  short-term  money market instruments,  such as  U.S.  government  securities,  highly
rated   commercial   paper,    short-term   corporate   debt
obligations,  or repurchase  agreements.  MS Fund might also hold these types of  securities  pending the  investment  of proceeds  from  the  sale  of  Fund's  shares  or  portfolio securities  or  to  meet  anticipated  redemptions  of  Fund
shares.   To  the   extent   the   Funds   invest  in  these
securities,   they  might  not  achieve   their   investment
objective.

What  are the  fundamental  investment  restrictions  of the
Funds?

      Both  QMAB Fund and MS Fund  have  certain  additional
investment   restrictions  that  are  fundamental  policies,
changeable  only  by  shareholder   approval.   Both  Funds'
investment   objectives  are  also   fundamental   policies.
Generally,   these   investment   restrictions  are  similar
between the Funds and are discussed below:

         |_|      Neither Fund can buy securities  issued or
         guaranteed  by any one  issuer  if more  than 5% of
         their total assets would be invested in  securities
         of that  issuer or if they would then own more than
         10%  of  that  issuer's  voting  securities.   That
         restriction  applies  to 75% of each  Fund's  total
         assets.  The  limit  does not  apply to  securities
         issued  by  the  U.S.  government  or  any  of  its
         agencies or  instrumentalities,  and in the case of
         QMAB   Fund,   securities   of   other   investment
         companies.

      |_|   Neither Fund can invest in physical  commodities
         or  physical  commodity  contracts.   However,  the
         Funds can buy and sell hedging  instruments  to the
         extent   specified   in  their   Prospectuses   and
         Statements of Additional  Information  from time to
         time.  The  Funds  can also  buy and sell  options,
         futures,  securities  or other  instruments  backed
         by, or the investment  return from which, is linked
         to changes in the price of, physical commodities.

|_|   MS Fund cannot lend  money.  However,  it can buy debt
         securities   that  its   investment   policies  and
         restrictions  permit  it to  purchase.  MS Fund may
         also lend its portfolio  securities  subject to the
         restrictions   stated   in   its   Prospectus   and
         Statement of Additional  Information  and can enter
         into repurchase agreements
|_|   QMAB  Fund  cannot  make  loans   except  (a)  through
         lending of securities,  (b) through the purchase of
         debt  instruments,  loan  participations or similar
         evidences   of   indebtedness,   (c)   through   an
         inter-fund  lending  program with other  affiliated
         funds, and (d) through repurchase agreements.

      |_|   Neither Fund can concentrate  investments.  That
         means  they  cannot  invest  25% or more  of  their
         total assets in companies in any one industry.  For
         MS Fund,  obligations of the U.S.  government,  its
         agencies and  instrumentalities  are not considered
         to be part of an  "industry"  for  purposes of this
         restriction.

      |_|   Neither Fund can underwrite  securities of other
         companies.  A permitted  exception  is in case they
         are deemed to be underwriters  under the Securities
         Act of 1933 when reselling any  securities  held in
         their own portfolio.

|_|   Neither   Fund  can  invest  in  real   estate  or  in
         interests  in  real  estate.   For  MS  Fund,  this
         includes  futures  contracts.  However,  QMAB  Fund
         may  purchase   readily-marketable   securities  of
         companies  holding real estate or interests in real
         estate.   MS  Fund  may  purchase  debt  securities
         secured by real estate or interests in real estate.

|_|   Neither Fund can issue "senior  securities."  However,
         that  restriction  does not prohibit the Funds from
         borrowing  money  subject  to  the  provisions  set
         forth   in   their    Statements    of   Additional
         Information,   or  from   entering   into   margin,
         collateral  or  escrow  arrangements  permitted  by
         their other investment policies.

|_|   QMAB Fund cannot  borrow money in excess of 33 1/3% of
         the  value  of its  total  assets.  QMAB  Fund  may
         borrow   only   from   banks   and/or    affiliated
         investment   companies.   With   respect   to  this
         fundamental  policy,  QMAB Fund can borrow  only if
         it  maintains a 300% ratio of assets to  borrowings
         at  all  times  in  the  manner  set  forth  in the
         Investment Company Act.
      |_|         MS Fund cannot  borrow  money in excess of
         5% of the value of its total assets.  It can borrow
         only as a temporary  measure for  extraordinary  or
         emergency purposes.

      |_|               MS  Fund   cannot   invest   in  the
         securities  issued by any  company  for the purpose
         of  acquiring   control  or   management   of  that
         company,   except  in  connection  with  a  merger,
         reorganization,  consolidation  or  acquisition  of
         assets.

      |_|         MS   Fund   cannot   invest   in  or  hold
         securities  of any issuer if officers  and Trustees
         of   MS   Fund   or   the   Manager    individually
         beneficially  own  more  than  1/2  of  1%  of  the
         securities  of that  issuer and  together  own more
         than 5% of the securities of that issuer.
      |_|               MS Fund  cannot  buy  securities  on
         margin.  However,  this does not  prohibit  MS Fund
         from making margin  deposits in connection with any
         of the hedging instruments  permitted by any of its
         other investment policies.

      MS Fund cannot mortgage,  hypothecate or pledge any of
         its  assets to secure a debt.  However,  the escrow
         arrangements    in    connection    with    hedging
         instruments   are  not   considered  to  involve  a
         mortgage, hypothecation or pledge.

How do the Account  Features  and  Shareholder  Services for
the Funds Compare?

      Investment  Management  - Pursuant to each  investment
advisory  agreement,  the  Manager  acts  as the  investment advisor  for both  Funds.  For QMAB Fund,  the  Manager  has retained Prudential Investment Management,  the Sub-Advisor, to provide  day-to-day  portfolio  management for QMAB Fund.
The  sub-advisory  fee is  paid  by the  Manager  out of its management  fee.  Under the  Investment  Advisory  Agreement for MS Fund and under  the  Subadvisory  Agreement  for QMAB
Fund, the Manager,  Adviser, or SubAdviser is authorized and directed  to (i)  regularly  provide  investment  advice and recommendations  to each Fund  with  respect  to the  Fund's investments,  investment  policies and the purchase and sale of  securities  and other  investments;  (ii)  supervise and
monitor  the  investment   program  of  each  Fund  and  the
composition  of its portfolio to determine  what  securities and  other  investments  shall be  purchased  or sold by the
Fund;  and (iii) arrange for the purchase of securities  and other  investments  for each Fund and the sale of securities and other investments held in the portfolio of the Fund.

      The  investment  advisory  agreements  state  that the
Manager will provide administrative  services for the Funds,
including    compilation   and   maintenance   of   records,
preparation  and  filing  of  reports  required  by the SEC,
reports   to   shareholders,   and   composition   of  proxy
statements and registration  statements  required by Federal and state  securities laws. The  administrative  services to be  provided by the Manager  under the  investment  advisory agreement will be at its own expense.

      Expenses not  expressly  assumed by the Manager  under
each Fund's advisory  agreement or by the Distributor  under the General  Distributor's  Agreement are paid by the Funds.
The  investment   advisory   agreements   list  examples  of
expenses  paid by the Funds,  the major  categories of which relate to interest,  taxes, brokerage  commissions,  fees to certain  Trustees,  legal and audit expenses,  custodian and transfer  agent  expenses,  share  issuance  costs,  certain printing and registration costs and non-recurring  expenses, including litigation costs.

      Both investment advisory agreements  generally provide
that in the  absence  of  willful  misfeasance,  bad  faith, gross  negligence  in  the  performance  of  its  duties  or reckless  disregard of its  obligations and duties under the investment  advisory  agreement,  the  Manager is not liable for any loss  sustained  by reason of good  faith  errors or omissions  in  connection  with any  matters  to  which  the agreement(s)  relate.  The agreements  permit the Manager to act as  investment  advisor  for any other  person,  firm or corporation.  Pursuant  to each  agreement,  the  Manager is permitted to use the name  "Oppenheimer"  in connection with
other   investment   companies  for  which  it  may  act  as
investment  advisor or general  distributor.  If the Manager shall no longer act as investment  advisor to the Funds, the
Manager may  withdraw the right of the Funds to use the name
"Oppenheimer" as part of their names.

      The Manager is controlled by  Oppenheimer  Acquisition
Corp.,  a holding  company owned in part by senior  officers of the Manager and  ultimately  controlled by  Massachusetts
Mutual  Life  Insurance  Company,  a mutual  life  insurance company  that also  advises  pension  plans  and  investment companies.  The  Manager  has  been  an  investment  advisor since January  1960.  The Manager and its  subsidiaries  and controlled  affiliates  managed  more than $120  billion  in assets as of March 31,  2003,  including  other  Oppenheimer funds  with more than 7 million  shareholder  accounts.  The
Manager is  located at 498  Seventh  Avenue,  New York,  New
York  10018.  OppenheimerFunds  Services,  a division of the
Manager,  acts as transfer and  shareholder  servicing agent and is paid an annual per  account  fee by each of QMAB Fund and MS Fund and for certain other  open-end funds managed by the Manager and its affiliates.

      Distribution  -  Pursuant  to  General   Distributor's
Agreements,  the Distributor  acts as principal  underwriter in a  continuous  public  offering  of shares of both Funds, but is not  obligated  to sell a specific  number of shares.
Expenses   normally   attributable   to   sales,   including
advertising   and  the   cost  of   printing   and   mailing
prospectuses   other  than  those   furnished   to  existing
shareholders,  are  borne  by the  Distributor,  except  for those for which the  Distributor  is paid under each  Fund's
Rule 12b-1 Distribution and Service Plan described below.

      The Service  Plan  provides for the  reimbursement  to
OppenheimerFunds   Distributor,  Inc.  (the  "Distributor"),
for a portion of its costs  incurred in connection  with the personal  service  and  maintenance  of  accounts  that hold
Class A shares of the  respective  Funds.  Under the Class A
Service Plans,  reimbursement is made quarterly at an annual rate that may not  exceed  0.25% of the  average  annual net assets  of  Class A  shares  of the  respective  Funds.  The
Distributor  currently  uses all of those fees to compensate dealers,  brokers,  banks and other  financial  institutions quarterly for providing  personal service and maintenance of accounts of their  customers that hold Class A shares of the respective Funds.

      Both  Funds  have  adopted  Distribution  and  Service
Plans and  Agreements  under  Rule  12b-1 of the  Investment
Company  Act for Class B, Class C and Class N shares.  These plans  compensate the Distributor for its services and costs in connection with the  distribution of Class B, Class C and
Class N shares and the personal  service and  maintenance of shareholder  accounts.  Under each Class B and Class C Plan, the Funds  pay the  Distributor  a service  fee at an annual
rate  of  0.25%  of   average   annual  net  assets  and  an
asset-based  sales  charge  at an  annual  rate of  0.75% of average  annual net  assets.  Under  each Class N Plan,  the
Funds pay the  Distributor  a service  fee at an annual rate of 0.25% of average  annual  net  assets and an  asset-based sales  charge at an annual  rate of 0.25% of average  annual net  assets.  All fee  amounts  are  computed on the average annual  net assets of the class  determined  as of the close of each regular  business day of each Fund. The  Distributor uses  all of the  service  fees to  compensate  dealers  for providing  personal  services and maintenance of accounts of their  customers that hold shares of the Funds.  The Class B and Class N  asset-based  sales  charge is  retained  by the
Distributor.  After the first year,  the Class C asset-based sales  charge  is paid to the  broker-dealer  as an  ongoing concession for shares that have been  outstanding for a year or more.  The terms of the  Funds'  respective  Distribution and Service Plans are substantially similar.

      Purchases  and  Redemptions  - Both  Funds are part of
the OppenheimerFunds  family of mutual funds. Shares of QMAB
Fund are  offered  for sale only to  retirement  plans.  The procedures  for  purchases,  exchanges  and  redemptions  of shares of the Funds are nearly identical;  however, for QMAB
Fund,   not  only  can  shares  be   redeemed  by  mail  and
telephone,  but by wire as well.  Shares of either  Fund may
be  exchanged   for  shares  of  the  same  class  of  other
Oppenheimer    funds   offering   such   shares.    Exchange
privileges  are subject to amendment or  termination  at any time.

      Both  Funds  have  the  same  initial  and  subsequent
minimum  investment  amounts  for the  purchase  of  shares.
These amounts are $1,000 and $50,  respectively.  Both Funds have a  maximum  initial  sales  charge  of 5.75% on Class A shares  for  purchases  of  less  than  $25,000.  The  sales charge of 5.75% is reduced for  purchases  of Class A shares of $25,000 or more.  Investors  who  purchase  $1 million or more of Class A shares pay no initial  sales  charge.  Class
B shares  of the Funds are sold  without a  front-end  sales charge but investors  will pay an annual  asset-based  sales charge.  If  investors  sell their  shares  within six years from the beginning of the calendar month of their  purchase, they will  normally  pay a CDSC.  The CDSC  begins at 5% for shares  redeemed in the first year and declines to 1% in the sixth  year and is  eliminated  after  that.  Class C shares may be  purchased  without  an  initial  sales  charge,  but investors will pay an annual  asset-based sales charge,  and if redeemed  within 12 months of buying  them,  a CDSC of 1%
will be  deducted  from  the  redemption  proceeds.  Class N shares  (available  only through certain  retirement  plans)
are  purchased   without  an  initial   sales  charge,   but
investors will pay an annual  asset-based sales charge,  and if redeemed within 18 months of the retirement  plan's first purchase of Class N shares, a CDSC of 1% may be deducted.

      Class A,  Class B,  Class C and  Class N shares  of MS
Fund  received in the  Reorganization  will be issued at net asset  value,  without  a sales  charge  and no CDSC will be imposed  on any  QMAB  Fund  shares  exchanged  for MS  Fund shares  as a  result  of the  Reorganization.  However,  any
CDSC that  applies to QMAB Fund shares as of the date of the exchange  will carry over to MS Fund shares  received in the
Reorganization.

      Shareholder  Services  - Both  Funds  also  offer  the
following  privileges:  (i)  Right  of  Accumulation,   (ii)
Letter  of  Intent,  (iii)  reinvestment  of  dividends  and distributions  at net  asset  value,  (iv) net  asset  value purchases by certain  individuals  and  entities,  (v) Asset
Builder   (automatic   investment)   Plans,  (vi)  Automatic
Withdrawal  and  Exchange  Plans  for  shareholders  who own shares  of  the  Funds  valued  at  $5,000  or  more,  (vii)
AccountLink and PhoneLink arrangements,  (viii) exchanges of shares for shares of the same class of certain  other  funds at net asset value,  (ix) telephone and Internet  redemption and exchange  privileges,  and (x) for QMAB Fund only,  wire redemptions  of  fund  shares  (for  a  fee).  All  of  such
services  and   privileges   are  subject  to  amendment  or
termination  at any time and are subject to the terms of the
Funds' respective prospectuses.

      Dividends  and  Distributions  -  QMAB  Fund  declares
dividends  separately  for  each  class of  shares  from net
investment   income  on  an  annual  basis  and  pays  those
dividends to  shareholders in December on a date selected by the  Board  of  Trustees  of  the  Fund.  MS  Fund  declares dividends  separately  for  each  class of  shares  from net investment  income  on a  quarterly  basis in  March,  June,
September  and  December on a date  selected by the Board of
Trustees  of  the  Fund.  Dividends  and  the  distributions paid on Class A,  Class B,  Class C, and Class N shares  may
vary  over  time,   depending  on  market  conditions,   the
composition of the Funds' portfolios,  and expenses borne by the  particular  class of shares.  Dividends paid on Class A shares will  generally be higher than those paid on Class B,
Class C and Class N shares.  That is  because  of the effect of the  asset-based  sales  charge  on Class B,  Class C and
Class N shares.  The Funds have no fixed  dividend rates and there  can be no  guarantee  that  either  Fund will pay any dividends or distributions.

      Either Fund may realize  capital  gains on the sale of
portfolio   securities.   If  either   does,   it  may  make
distributions   out  of  any  net  short-term  or  long-term
capital  gains in December of each year.  The Funds may make supplemental  distributions  of dividends  and capital gains following the end of their fiscal years.

                     VOTING INFORMATION

How many votes are necessary to approve the Reorganization
Agreement?

      The  affirmative  vote of the holders of a majority of
the  outstanding   voting  securities  (as  defined  in  the
Investment   Company   Act)  of  QMAB  Fund  voting  in  the
aggregate  and not by  class is  necessary  to  approve  the
Reorganization  Agreement and the transactions  contemplated thereby.  As  defined in the  Investment  Company  Act,  the vote of a majority of the outstanding  shares means the vote of  (1)  67% or  more  of  QMAB  Fund's  outstanding  shares present at a meeting if the  holders of more than 50% of the outstanding  shares of the Fund are  present or  represented by  proxy;  or (2) more than 50% of the  Fund's  outstanding
shares,   whichever  is  less.  Each   shareholder  will  be
entitled to one vote for each full share,  and a  fractional vote for each  fractional  share  of QMAB  Fund  held on the
Record  Date.  If  sufficient  votes to approve the proposal are not  received  by the date of the  Meeting,  the Meeting
may  be  adjourned  to  permit   further   solicitation   of
proxies.  The  holders of a majority  of shares  entitled to vote at the  Meeting  and  present  in  person  or by  proxy
(whether  or not  sufficient  to  constitute  a quorum)  may adjourn  the  Meeting  to  permit  further  solicitation  of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in three (3) different ways:
o     By mail, with the enclosed proxy card.
o     In person at the Meeting.
o     By telephone (please see the insert for instructions)

      A proxy card is, in essence,  a ballot.  If you simply
sign and date the  proxy  but give no  voting  instructions, your  shares  will be voted  in favor of the  Reorganization
Agreement.

      Votes   may   also   be   recorded    by    telephone.
Shareholders  must enter a unique  control  number  found on their  respective  proxy  ballots  before  providing  voting instructions  by  telephone.  After a  shareholder  provides his or her voting instructions,  those instructions are read back to the  shareholder  and the  shareholder  must confirm his or her  voting  instructions  before  disconnecting  the telephone  call.  The voting  procedures  used in connection
with   telephone   voting   are   designed   to   reasonably
authenticate  the  identity  of   shareholders,   to  permit
shareholders  to  authorize  the  voting of their  shares in accordance  with  their  instructions  and to  confirm  that their instructions have been properly recorded.

Can I revoke my proxy?

      Yes.  You may revoke  your proxy at any time before it
is voted by (i)  writing  to the  Secretary  of QMAB Fund at
6803  South  Tucson  Way,  Centennial,  Colorado  80112  (if
received  in time to be  acted  upon);  (ii)  attending  the
Meeting  and  voting  in  person;   or  (iii)   signing  and
returning a  later-dated  proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

      The Board of  Trustees of QMAB Fund does not intend to
bring any  matters  before  the  Meeting  other  than  those described  in  this  proxy.  It is not  aware  of any  other matters to be brought  before the Meeting by others.  If any other  matters  legally come before the  Meeting,  the proxy ballots confer discretionary  authority with respect to such matters,  and it is the  intention  of the persons  named as attorneys-in-fact  to vote  proxies  to  vote in  accordance with their judgment in such matters.
Who is entitled to vote?

      Shareholders  of  record  of QMAB Fund at the close of
business  on June  18,  2003  (the  "record  date")  will be entitled to vote at the  Meeting.  On June 18,  2003,  there were __________  outstanding shares of QMAB Fund, consisting of  __________  Class A  shares,  _________  Class B shares,
__________  Class C shares,  __________  Class N shares  and
_________  Class Y  shares.  On June 18,  2003,  there  were
_________  outstanding  shares  of MS  Fund,  consisting  of
_________   Class  A  shares,   _________  Class  B  shares,
__________  Class C shares,  and __________  Class N shares.
Under relevant state law, proxies  representing  abstentions and  broker  non-votes  will be  included  for  purposes  of determining  whether a quorum  is  present  at the  Meeting.
Shares owned of record by broker-dealers  for the benefit of their customers  ("street  account shares") will be voted by the  broker-dealer  based on instructions  received from its
customers.   If  no  instructions  are  received,   and  the
broker-dealer  does  not  have  discretionary  power to vote such street account shares under  applicable  stock exchange rules, the shares represented  thereby will be considered to be present at the Meeting for  purposes of only  determining the  quorum  ("broker  non-votes").  Because  of the need to obtain  a vote of the  majority  of the  outstanding  voting
securities   for  the   Reorganization   proposal  to  pass,
abstentions  and broker  non-votes will have the same effect as a  vote  "against"  the  Proposal.  For  purposes  of the
Meeting,  a majority of shares  outstanding  and entitled to
vote,   present   in   person  or   represented   by  proxy,
constitutes a quorum.  MS Fund  shareholders  do not vote on the Reorganization.

What other solicitations will be made?

      QMAB   Fund   will   request    broker-dealer   firms,
custodians,   nominees  and  fiduciaries  to  forward  proxy
material to the  beneficial  owners of the shares of record,
and  may  reimburse  them  for  their  reasonable   expenses
incurred  in  connection  with such proxy  solicitation.  In addition to solicitations by mail,  officers of QMAB Fund or
officers  and   employees  of   OppenheimerFunds   Services,
without  extra pay,  may  conduct  additional  solicitations personally  or by  telephone or  telegraph.  Any expenses so
incurred  will  be  borne  by   OppenheimerFunds   Services.
Proxies may also be solicited by a proxy  solicitation  firm hired at QMAB Fund's expense.  If a proxy  solicitation firm is hired,  it is  anticipated  that the cost of  engaging  a proxy  solicitation firm would not exceed $17,000,  plus the additional  costs which would be incurred in connection with contacting  those  shareholders  who have not voted,  in the event of a need for resolicitation of votes.

Are there appraisal rights?

      No. Under the  Investment  Company  Act,  shareholders
do  not  have  rights  of  appraisal  as  a  result  of  the
Reorganization.  Although  appraisal rights are unavailable, you have the right to redeem  your shares at net asset value until the Valuation Date for the  Reorganization.  After the closing  date,  you may  redeem  your new MS Fund  shares or exchange  them into  shares of  certain  other  funds in the
OppenheimerFunds  family of  mutual  funds,  subject  to the terms of the prospectuses of both funds.

         INFORMATION ABOUT MULTIPLE STRATEGIES FUND

      Information  about MS Fund is  included  in MS  Fund's
Prospectus  dated November 22, 2002 as supplemented  January
31,  2003,  which is  attached to and  considered  a part of this Prospectus and Proxy Statement.  Additional information
about  MS  Fund  is  included   the  Fund's   Statement   of
Additional  Information  dated November 30, 2002, the Annual
Report  dated   September  30,  2002,   and  the  succeeding
Semi-Annual  Report  dated March 31,  2003,  which have been
filed   with  the  SEC  and  are   incorporated   herein  by
reference.  You may  request a free copy of these  materials and  other  information  by  calling  1.800.708.7780  or  by writing to MS Fund at  OppenheimerFunds  Services,  P.O. Box
5270,  Denver,  CO  80217-5270.  MS Fund  also  files  proxy materials,  reports  and other  information  with the SEC in
accordance  with  the  informational   requirements  of  the
Securities  and  Exchange  Act of 1934  and  the  Investment
Company Act.  These  materials  can be inspected  and copied at: the SEC's  Public  Reference  Room in  Washington,  D.C.
(Phone:  1.202.942.8090)  or the EDGAR database on the SEC's
Internet  website at  www.sec.gov.  Copies  may be  obtained upon payment of a duplicating  fee by electronic  request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing
                           ------------------
to the SEC's  Public  Reference  Section,  Washington,  D.C.
20549-0102.

         INFORMATION ABOUT QM ACTIVE BALANCED FUND

      Information   about  QMAB  Fund  is  included  in  the
current QMAB Fund  Prospectus.  This document has been filed with  the  SEC  and is  incorporated  herein  by  reference.
Additional  information  about QMAB Fund is also included in the Fund's Statement of Additional  Information  dated March
28, 2003,  the Annual  Report dated  November 30, 2002,  and the succeeding  Semi-Annual Report dated May 31, 2003, which have been filed with the SEC and are incorporated  herein by reference.  You may  request  free  copies of these or other documents  relating  to QMAB Fund by calling  1.800.708.7780 or by writing to OppenheimerFunds  Services,  P.O. Box 5270,
Denver,  CO 80217-5270.  Reports and other information filed by QMAB  Fund can be  inspected  and  copied  at:  the SEC's
Public   Reference  Room  in  www.sec.gov.   Copies  may  be
obtained  upon payment of a  duplicating  fee by  electronic request at the SEC's e-mail address:  publicinfo@sec.gov  or
                                      ------------------
by  writing   to  the  SEC's   Public   Reference   Section,
Washington, D.C.  20549-0102.

                      PRINCIPAL SHAREHOLDERS

      As of June 18,  2003,  the  officers  and  Trustees of
QMAB  Fund,   as  a  group,   owned  less  than  1%  of  the
outstanding  voting  shares  of QMAB  Fund.  As of June  18,
2003,  the only  persons who owned of record or was known by
QMAB  Fund to own  beneficially  or of  record 5% or more of any class of the Fund's outstanding shares were as follows:

      5% Shareholder information will be updated
      ------------------------------------------

      As of June 18,  2003,  the officers and Trustees of MS
Fund,  as a group,  owned  less  than 1% of the  outstanding voting  shares  of MS Fund.  As of June 18,  2003,  the only persons  who  owned of record or was known by MS Fund to own beneficially  or of  record  5% or more of any  class of the
Fund's outstanding shares were as follows:

      5% Shareholder information will be updated
      ------------------------------------------

By Order of the Board of Trustees

Robert G. Zack, Secretary
July 7, 2003

       Appendix to Prospectus and Proxy Statement of
            Oppenheimer Multiple Strategies Fund

      Graphic   material   included  in  the  Prospectus  of
Oppenheimer  Multiple  Strategies  Fund  under  the  heading
"Annual Total Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the  Prospectus of the
Fund  depicting the annual total  returns of a  hypothetical investment  in Class A  shares  of the Fund for its ten most recent calendar years,  without deducting sales charges. Set forth  below are the  relevant  data points that will appear on the bar chart.

Calendar
--------
Year                                Oppenheimer Multiple
----                                ---------------------
Strategies Fund
---------------
Ended                               Class A Shares
-----                               --------------

12/31/93                            16.30%
12/31/94                            -1.59%
12/31/95                            22.79%
12/31/96                            17.23%
12/31/97                            17.77%
12/31/98                              7.05%
12/31/99                              10.60%
12/31/00                              6.57%
12/31/01                              1.68%
12/31/02                            -10.60%

       Appendix to Prospectus and Proxy Statement of
    Oppenheimer Select Managers QM Active Balanced Fund

      Graphic   material   included  in  the  Prospectus  of
Oppenheimer  Select  Managers QM Active  Balanced Fund under the heading  "Annual  Total  Returns  (Class A) (as of 12/31 each year)":

      A bar chart will be included in the  Prospectus of the
Fund  depicting the annual total  returns of a  hypothetical investment  in Class A shares  of the Fund for the  calendar year ended 12/31/02,  without  deducting sales charges.  Set forth below is the  relevant  data point that will appear on the bar chart.

Calendar
--------
Year                          Oppenheimer Select Managers QM
----                          -------------------------------
                                    Active Balanced Fund
                                    --------------------
Ended                         Class A Shares
-----                         --------------

12/31/02                            -12.44%

               EXHIBITS TO THE COMBINED PROXY
                  STATEMENT AND PROSPECTUS

Exhibit
-------

A  Agreement and Plan of Reorganization between Oppenheimer
   Select Managers QM Active Balanced Fund and Oppenheimer
   Multiple Strategies Fund

B  Principal Shareholders

                                                   EXHIBIT A

            AGREEMENT AND PLAN OF REORGANIZATION

      AGREEMENT    AND   PLAN   OF    REORGANIZATION    (the
"Agreement")  dated  as of  April  28,  2003 by and  between
Oppenheimer  Select  Managers QM Active Balanced Fund ("QMAB
Fund"),  a  Massachusetts  business  trust  and  Oppenheimer
Multiple   Strategies  Fund  ("MS  Fund"),  a  Massachusetts
business trust.

                                 W I T N E S S E T H:

      WHEREAS,  the  parties  are each  open-end  investment
companies of the management type; and

      WHEREAS,  the parties hereto desire to provide for the
reorganization   pursuant  to  Section   368(a)(1)   of  the
Internal  Revenue Code of 1986, as amended (the "Code"),  of
QMAB   Fund   through   the   acquisition   by  MS  Fund  of
substantially  all of the  assets of QMAB  Fund in  exchange for the voting shares of beneficial  interest  ("shares") of
Class A,  Class B,  Class C, and  Class N shares  of MS Fund and the  assumption  by MS Fund of  certain  liabilities  of
QMAB Fund,  for which Class A, Class B, Class C, and Class N shares  of MS Fund are to be  distributed  by QMAB  Fund pro rata to its  shareholders  in complete  liquidation  of QMAB
Fund and complete cancellation of its shares;

      NOW,   THEREFORE,   in  consideration  of  the  mutual
promises  herein  contained,  the  parties  hereto  agree as follows:

   1. The parties  hereto  hereby adopt this  Agreement  and
Plan  of  Reorganization   (the  "Agreement")   pursuant  to
Section   368(a)(1)   of   the   Code   as   follows:    The
reorganization  will be comprised of the  acquisition  by MS
Fund of  substantially  all of the  assets  of QMAB  Fund in exchange  for Class A,  Class B, Class C, and Class N shares of MS  Fund  and  the  assumption  by  MS  Fund  of  certain liabilities of QMAB Fund,  followed by the  distribution  of such  Class A,  Class B,  Class C, and  Class N shares of MS
Fund  to the  Class  A,  Class  B,  Class  C,  and  Class  N
shareholders  of QMAB Fund in  exchange  for their  Class A,
Class B, Class C, and Class N shares of QMAB Fund,  all upon and subject to the terms of the  Agreement  hereinafter  set forth.  Class Y shares of QMAB Fund will be  redeemed  prior to the merger.

      The  share   transfer  books  of  QMAB  Fund  will  be
permanently   closed  at  the  close  of   business  on  the
Valuation Date (as hereinafter  defined) and only redemption requests  received  in proper  form on or prior to the close of  business on the  Valuation  Date shall be  fulfilled  by
QMAB Fund;  redemption  requests received by QMAB Fund after that date shall be treated as  requests  for the  redemption
of  the  shares  of  MS  Fund  to  be   distributed  to  the
shareholder in question as provided in Section 5 hereof.

2.    On the Closing Date (as hereinafter  defined),  all of
the  assets  of QMAB  Fund on that  date,  excluding  a cash reserve  (the "cash  reserve")  to be  retained by QMAB Fund
sufficient  in  its   discretion  for  the  payment  of  the
expenses of QMAB  Fund's  dissolution  and its  liabilities, but not in  excess of the  amount  contemplated  by  Section
10E,  shall be  delivered  as  provided  in  Section 8 to MS
Fund,  in exchange for and against  delivery to QMAB Fund on the  Closing  Date of a number of Class A, Class B, Class C, and  Class N shares  of MS Fund,  having  an  aggregate  net asset  value  equal to the value of the  assets of QMAB Fund so transferred and delivered.

   3. The net asset  value of Class A, Class B, Class C, and
Class N shares  of MS Fund and the  value of the  assets  of
QMAB  Fund  to  be   transferred   shall  in  each  case  be
determined  as of the  close  of  business  of The New  York
Stock  Exchange on the Valuation  Date.  The  computation of the net asset  value of the Class A,  Class B,  Class C, and
Class N shares  of MS Fund and the Class A,  Class B,  Class
C, and  Class N  shares  of QMAB  Fund  shall be done in the manner used by MS Fund and QMAB Fund,  respectively,  in the computation  of such net asset  value per share as set forth in their  respective  prospectuses.  The methods  used by MS
Fund in such  computation  shall be applied to the valuation of the assets of QMAB Fund to be transferred to MS Fund.

    QMAB Fund shall  declare and pay,  immediately  prior to
the Valuation Date, a dividend or dividends which,  together with all previous such  dividends,  shall have the effect of distributing to QMAB Fund's  shareholders all of QMAB Fund's investment  company  taxable income for taxable years ending on or prior to the Closing Date (computed  without regard to any  dividends  paid) and all of its net  capital  gain,  if any,  realized  in taxable  years  ending on or prior to the
Closing   Date  (after   reduction   for  any  capital  loss
carry-forward).

   4. The closing  (the  "Closing")  shall be at the offices
of OppenheimerFunds,  Inc. (the "Agent"),  6803 South Tucson
Way, Centennial,  CO 80112, on such time or such other place as the  parties  may  designate  or as  provided  below (the
"Closing  Date").  The  business day  preceding  the Closing
Date is herein referred to as the "Valuation Date."

    In the event that on the  Valuation  Date  either  party
has,  pursuant to the  Investment  Company  Act of 1940,  as amended  (the  "Act"),  or any  rule,  regulation  or  order thereunder,  suspended  the  redemption  of  its  shares  or postponed  payment  therefore,  the  Closing  Date  shall be postponed  until the first  business day after the date when both parties have ceased such  suspension  or  postponement;
provided,  however,  that if such suspension  shall continue for a period of 60 days beyond the Valuation  Date, then the
other  party  to  the   Agreement   shall  be  permitted  to
terminate  the Agreement  without  liability to either party for such termination.

5.    In  conjunction  with the  Closing,  QMAB  Fund  shall
distribute on a pro rata basis to the  shareholders  of QMAB
Fund as of the  Valuation  Date  Class A,  Class B, Class C,
and Class N shares of MS Fund  received  by QMAB Fund on the
Closing  Date in  exchange  for the  assets  of QMAB Fund in complete  liquidation  of QMAB Fund;  for the purpose of the distribution  by QMAB Fund of Class A, Class B, Class C, and
Class N shares of MS Fund to QMAB  Fund's  shareholders,  MS
Fund will promptly  cause its transfer  agent to: (a) credit an  appropriate  number  of Class A,  Class B,  Class C, and
Class N  shares  of MS Fund on the  books of MS Fund to each
Class A, Class B, Class C, and Class N  shareholder  of QMAB
Fund in accordance with a list (the  "Shareholder  List") of
QMAB Fund  shareholders  received  from QMAB  Fund;  and (b)
confirm an appropriate  number of Class A, Class B, Class C, and  Class N shares  of MS Fund to each  Class  A,  Class B,
Class C, and Class N shareholder of QMAB Fund;  certificates for Class A shares of MS Fund  will be issued  upon  written request  of a former  shareholder  of QMAB Fund but only for whole shares,  with  fractional  shares credited to the name of the  shareholder  on the books of MS Fund and only  after any share  certificates  for QMAB Fund are  returned  to the transfer agent.

    The Shareholder List shall indicate,  as of the close of
business  on the  Valuation  Date,  the name and  address of each  shareholder of QMAB Fund,  indicating his or her share balance.  QMAB Fund  agrees to supply the  Shareholder  List to MS Fund not later  than the  Closing  Date.  Shareholders of QMAB Fund holding certificates  representing their shares shall not be required to  surrender  their  certificates  to anyone  in  connection  with the  reorganization.  After the
Closing  Date,  however,  it  will  be  necessary  for  such shareholders  to surrender  their  certificates  in order to redeem,  transfer or pledge the shares of MS Fund which they received.

   6. Within  one year  after the  Closing  Date,  QMAB Fund
shall (a) either pay or make  provision  for  payment of all of its  liabilities  and taxes,  and (b) either (i) transfer any  remaining  amount of the cash  reserve  to MS Fund,  if such  remaining  amount (as reduced by the estimated cost of
distributing  it  to   shareholders)  is  not  material  (as
defined below) or (ii) distribute  such remaining  amount to the  shareholders  of QMAB Fund on the Valuation  Date. Such remaining  amount  shall be  deemed  to be  material  if the amount to be  distributed,  after deduction of the estimated expenses  of the  distribution,  equals or exceeds  one cent per share of QMAB Fund outstanding on the Valuation Date.

   7. Prior   to  the   Closing   Date,   there   shall   be
coordination  between  the  parties  as to their  respective portfolios  so that,  after the Closing,  MS Fund will be in
compliance   with  all  of  its   investment   policies  and
restrictions.  At the  Closing,  QMAB Fund shall  deliver to
MS Fund two copies of a list  setting  forth the  securities then owned by QMAB Fund.  Promptly  after the Closing,  QMAB
Fund  shall  provide  to MS Fund a list  setting  forth  the respective federal income tax bases thereof.

8.    Portfolio  securities or written  evidence  acceptable
to MS Fund of record  ownership  thereof  by The  Depository
Trust  Company or through  the  Federal  Reserve  Book Entry
System  or  any  other  depository  approved  by  QMAB  Fund pursuant  to Rule 17f-4 and Rule  17f-5  under the Act shall be endorsed and  delivered,  or  transferred  by appropriate transfer  or  assignment  documents,  by  QMAB  Fund  on the
Closing  Date  to MS  Fund,  or at  its  direction,  to  its
custodian   bank,  in  proper  form  for  transfer  in  such
condition  as  to  constitute   good  delivery   thereof  in
accordance   with  the  custom  of  brokers   and  shall  be
accompanied  by all  necessary  state  transfer  stamps,  if any.  The cash  delivered  shall be in the form of certified or  bank  cashiers'  checks  or by bank  wire or  intra-bank transfer  payable to the order of MS Fund for the account of
MS Fund.  Class A,  Class B,  Class C, and Class N shares of
MS Fund  representing  the number of Class A, Class B, Class
C, and Class N shares  of MS Fund  being  delivered  against the  assets  of QMAB  Fund,  registered  in the name of QMAB
Fund,  shall  be  transferred  to QMAB  Fund on the  Closing
Date.  Such shares shall  thereupon be assigned by QMAB Fund to its  shareholders  so that the  shares  of MS Fund may be distributed as provided in Section 5.

      If, at the Closing  Date,  QMAB Fund is unable to make
delivery  under  this  Section  8 to MS  Fund  of any of its portfolio  securities  or cash  for the  reason  that any of
such  securities   purchased  by  QMAB  Fund,  or  the  cash
proceeds  of a sale of  portfolio  securities,  prior to the
Closing  Date  have  not yet  been  delivered  to it or QMAB
Fund's  custodian,  then the delivery  requirements  of this
Section 8 with  respect to said  undelivered  securities  or cash will be waived  and QMAB Fund will  deliver  to MS Fund by or on the Closing Date with  respect to said  undelivered securities  or  cash  executed  copies  of an  agreement  or agreements of assignment in a form  reasonably  satisfactory to MS Fund, together with such other documents,  including a due bill or due bills  and  brokers'  confirmation  slips as may reasonably be required by MS Fund.

   9. MS Fund shall not assume the  liabilities  (except for
portfolio  securities  purchased  which have not settled and for shareholder  redemption and dividend checks outstanding)
of QMAB  Fund,  but QMAB Fund  will,  nevertheless,  use its best efforts to discharge all known  liabilities,  so far as may be  possible,  prior to the  Closing  Date.  The cost of printing and mailing the proxies and proxy  statements  will be borne by QMAB  Fund.  QMAB Fund and MS Fund will bear the cost of their  respective  tax opinions.  Any documents such
as  existing   prospectuses   or  annual  reports  that  are
included in that  mailing will be a cost of the Fund issuing the document.  Any other  out-of-pocket  expenses of MS Fund
and  QMAB  Fund   associated   with   this   reorganization,
including  legal,  accounting and transfer  agent  expenses, will be borne by QMAB  Fund  and MS Fund,  respectively,  in the amounts so incurred by each.

   10.      The  obligations of MS Fund  hereunder  shall be
subject to the following conditions:

      A. The  Board of  Trustees  of QMAB  Fund  shall  have
authorized   the  execution  of  the   Agreement,   and  the
shareholders  of QMAB Fund shall have approved the Agreement and the  transactions  contemplated  hereby,  and QMAB  Fund shall have  furnished  to MS Fund copies of  resolutions  to that effect  certified  by the  Secretary  or the  Assistant
Secretary  of QMAB Fund;  such  shareholder  approval  shall
have  been  by  the   affirmative   vote   required  by  the
Massachusetts  Law and its  charter  documents  at a meeting
for  which   proxies  have  been   solicited  by  the  Proxy
Statement and Prospectus (as hereinafter defined).

      B. MS Fund shall have  received an opinion dated as of
the Closing  Date from  counsel to QMAB Fund,  to the effect that (i)  QMAB  Fund is a  business  trust  duly  organized, validly  existing and in good standing under the laws of the
State of  Massachusetts  with full corporate powers to carry on its  business as then being  conducted  and to enter into
and  perform  the  Agreement;   and  (ii)  that  all  action
necessary  to make the  Agreement,  according  to its terms,
valid,   binding  and   enforceable  on  QMAB  Fund  and  to
authorize  effectively the transactions  contemplated by the
Agreement  have  been  taken  by  QMAB  Fund.  Massachusetts counsel may be relied upon for this opinion.

      C. The  representations  and  warranties  of QMAB Fund
contained  herein shall be true and correct at and as of the
Closing Date,  and MS Fund shall have been  furnished with a certificate of the President,  or a Vice  President,  or the
Secretary or the  Assistant  Secretary  or the  Treasurer or
the  Assistant  Treasurer  of  QMAB  Fund,  dated  as of the
Closing Date, to that effect.

D.    On the Closing  Date,  QMAB Fund shall have  furnished
to MS  Fund a  certificate  of the  Treasurer  or  Assistant
Treasurer  of QMAB Fund as to the amount of the capital loss carry-over and net unrealized  appreciation or depreciation, if any, with respect to QMAB Fund as of the Closing Date.

      E. The cash reserve  shall not exceed 10% of the value
of the net assets,  nor 30% in value of the gross assets, of
QMAB Fund at the close of business on the Valuation Date.

F.    A  Registration  Statement  on Form  N-14  filed by MS
Fund  under the  Securities  Act of 1933,  as  amended  (the
"1933  Act"),  containing  a  preliminary  form of the Proxy
Statement and Prospectus,  shall have become effective under the 1933 Act.

      G. On the Closing  Date, MS Fund shall have received a
letter  from  Robert  G.  Zack  or  other  senior  executive officer of  OppenheimerFunds,  Inc.  acceptable  to MS Fund, stating that nothing has come to his or her attention  which in  his  or  her  judgment  would  indicate  that  as of the
Closing Date there were any  material,  actual or contingent liabilities  of QMAB Fund arising out of litigation  brought against QMAB Fund or claims asserted  against it, or pending or to the best of his or her knowledge  threatened claims or litigation  not  reflected  in or  apparent  from  the  most recent audited  financial  statements and footnotes  thereto of QMAB Fund  delivered  to MS Fund.  Such  letter  may also include such additional  statements relating to the scope of
the  review   conducted  by  such  person  and  his  or  her
responsibilities  and  liabilities  as are not  unreasonable under the circumstances.

      H. MS Fund shall have  received an  opinion,  dated as
of the  Closing  Date,  of  Deloitte  &  Touche  LLP  (or an
appropriate  substitute  tax expert),  to the same effect as the opinion contemplated by Section 11.E. of the Agreement.

I.    MS Fund shall have  received at the Closing all of the
assets of QMAB Fund to be conveyed  hereunder,  which assets
shall  be  free  and  clear  of  all  liens,   encumbrances,
security interests, restrictions and limitations whatsoever.

   11.      The  obligations of QMAB Fund hereunder shall be
subject to the following conditions:

      A. The  Board  of  Trustees  of  MS  Fund  shall  have
authorized   the  execution  of  the   Agreement,   and  the
transactions  contemplated  thereby,  and MS Fund shall have furnished to QMAB Fund copies of  resolutions to that effect certified by the Secretary or the Assistant  Secretary of MS
Fund.

      B. QMAB Fund's  shareholders  shall have  approved the
Agreement and the transactions  contemplated  hereby,  by an affirmative vote required by the  Massachusetts  Law and its charter  documents  and QMAB Fund  shall have  furnished  MS
Fund copies of resolutions  to that effect  certified by the
Secretary or an Assistant Secretary of QMAB Fund.

C.    QMAB Fund shall have  received an opinion  dated as of
the  Closing  Date from  counsel  to MS Fund,  to the effect that  (i)  MS  Fund  is a  business  trust  duly  organized, validly  existing and in good standing under the laws of the
Commonwealth of  Massachusetts  with full powers to carry on its business as then being  conducted  and to enter into and perform the  Agreement;  (ii) all actions  necessary to make the Agreement,  according to its terms,  valid,  binding and enforceable  upon MS Fund and to authorize  effectively  the transactions  contemplated  by the Agreement have been taken by MS Fund;  and  (iii)  the  shares of MS Fund to be issued hereunder  are  duly  authorized  and  when  issued  will be validly  issued,  fully-paid and  non-assessable,  except as set forth under  "Shareholder  and Trustee  Liability" in MS
Fund's  Statement of Additional  Information.  Massachusetts
counsel may be relied upon for this opinion.

      D. The  representations  and  warranties  of  MS  Fund
contained  herein shall be true and correct at and as of the
Closing Date,  and QMAB Fund shall have been  furnished with a  certificate  of the  President,  a Vice  President or the
Secretary or the  Assistant  Secretary  or the  Treasurer or
the  Assistant  Treasurer  of the Trust to that effect dated as of the Closing Date.

      E. QMAB  Fund  shall  have   received  an  opinion  of
Deloitte  & Touche LLP to the effect  that the  federal  tax consequences  of  the  transaction,  if  carried  out in the manner  outlined in the Agreement and in accordance with (i)
QMAB  Fund's   representation  that  there  is  no  plan  or
intention by any QMAB Fund  shareholder  who owns 5% or more of QMAB Fund's outstanding  shares, and, to QMAB Fund's best knowledge,  there is no plan or intention on the part of the remaining QMAB Fund shareholders,  to redeem, sell, exchange or otherwise  dispose of a number of MS Fund shares received
in   the   transaction   that   would   reduce   QMAB   Fund
shareholders'  ownership  of MS Fund  shares  to a number of shares having a value,  as of the Closing Date, of less than
50% of the  value of all of the  formerly  outstanding  QMAB
Fund   shares   as  of  the   same   date,   and   (ii)  the
representation  by each of QMAB Fund and MS Fund that, as of the  Closing  Date,  QMAB Fund and MS Fund will  qualify  as
regulated    investment   companies   or   will   meet   the
diversification  test  of  Section  368(a)(2)(F)(ii)  of the
Code, will be as follows:

1.    The  transactions  contemplated  by the Agreement will
qualify as a tax-free  "reorganization"  within the  meaning of Section  368(a)(1) of the Code, and under the regulations promulgated thereunder.

         2. QMAB  Fund and MS Fund will  each  qualify  as a
"party to a  reorganization"  within the  meaning of Section
368(b)(2) of the Code.

         3. No  gain  or  loss  will  be  recognized  by the
shareholders of QMAB Fund upon the  distribution of Class A,
Class B, Class C, and Class N shares of beneficial  interest in MS Fund to the  shareholders  of QMAB  Fund  pursuant  to
Section 354 of the Code.

         4. Under  Section  361(a)  of the  Code  no gain or
loss  will be  recognized  by QMAB  Fund  by  reason  of the transfer of  substantially  all its assets in  exchange  for
Class A, Class B, Class C, and Class N shares of MS Fund.

         5. Under  Section  1032 of the Code no gain or loss
will be  recognized  by MS Fund by reason of the transfer of substantially  all of QMAB  Fund's  assets in  exchange  for
Class A,  Class B,  Class C, and  Class N shares  of MS Fund and MS Fund's  assumption  of  certain  liabilities  of QMAB
Fund.

         6. The  shareholders  of QMAB  Fund  will  have the
same tax basis and holding  period for the Class A, Class B,
Class C, and Class N shares  of  beneficial  interest  in MS
Fund that  they  receive  as they had for QMAB  Fund  shares that they  previously  held,  pursuant to Section 358(a) and
1223(1), respectively, of the Code.

         7. The  securities  transferred  by QMAB Fund to MS
Fund will have the same tax basis and holding  period in the hands  of MS Fund as they  had for QMAB  Fund,  pursuant  to
Section 362(b) and 1223(1), respectively, of the Code.

      F. The cash reserve  shall not exceed 10% of the value
of the net assets,  nor 30% in value of the gross assets, of
QMAB Fund at the close of business on the Valuation Date.

      G. A  Registration  Statement on Form N-14 filed by MS
Fund under the 1933 Act,  containing a  preliminary  form of the  Proxy  Statement  and  Prospectus,  shall  have  become effective under the 1933 Act.

      H. On the Closing Date,  QMAB Fund shall have received
a letter  from  Robert  G.  Zack or other  senior  executive officer of  OppenheimerFunds,  Inc. acceptable to QMAB Fund, stating that nothing has come to his or her attention  which in  his  or  her  judgment  would  indicate  that  as of the
Closing Date there were any  material,  actual or contingent liabilities  of MS Fund  arising out of  litigation  brought against MS Fund or claims  asserted  against  it, or pending or, to the best of his or her knowledge,  threatened  claims or  litigation  not  reflected  in or  apparent  by the most recent audited  financial  statements and footnotes  thereto of MS Fund  delivered  to QMAB  Fund.  Such  letter may also include such additional  statements relating to the scope of
the  review   conducted  by  such  person  and  his  or  her
responsibilities  and  liabilities  as are not  unreasonable under the circumstances.

I.    QMAB Fund  shall  acknowledge  receipt of the Class A,
Class B, Class C, Class N and Class Y shares of MS Fund.

   12.      QMAB Fund hereby represents and warrants that:

      A. The audited  financial  statements  of QMAB Fund as
of November 30, 2002 and unaudited  financial  statements as of May 31, 2003  heretofore  furnished  to MS Fund,  present fairly the financial  position,  results of operations,  and changes  in net  assets  of QMAB  Fund as of that  date,  in conformity  with generally  accepted  accounting  principles applied on a basis  consistent  with the preceding year; and
that from May 31, 2003  through  the date hereof  there have not been,  and through  the Closing  Date there will not be, any  material  adverse  change in the  business or financial condition  of QMAB Fund,  it being agreed that a decrease in the size of QMAB  Fund due to a  diminution  in the value of its portfolio  and/or  redemption of its shares shall not be considered a material adverse change;

B.    Contingent  upon  approval  of the  Agreement  and the
transactions    contemplated    thereby   by   QMAB   Fund's
shareholders,  QMAB Fund has  authority  to transfer  all of the assets of QMAB Fund to be  conveyed  hereunder  free and
clear  of  all  liens,  encumbrances,   security  interests,
restrictions and limitations whatsoever;

C.    The   Prospectus,   as   amended   and   supplemented,
contained in QMAB Fund's  Registration  Statement  under the
1933  Act,  as  amended,  is  true,  correct  and  complete, conforms  to the  requirements  of the 1933 Act and does not contain any untrue  statement of a material  fact or omit to state a  material  fact  required  to be stated  therein  or necessary  to make the  statements  therein not  misleading.
The Registration  Statement, as amended, was, as of the date of the filing of the last  Post-Effective  Amendment,  true, correct and complete,  conformed to the  requirements of the
1933  Act and did not  contain  any  untrue  statement  of a material  fact or omit to state a material  fact required to be  stated  therein  or  necessary  to make  the  statements therein not misleading;

      D. There is no material  contingent  liability of QMAB
Fund  and  no  material   claim  and  no   material   legal,
administrative  or  other  proceedings  pending  or,  to the knowledge of QMAB Fund,  threatened  against QMAB Fund,  not reflected in such Prospectus;

      E. Except  for the  Agreement,  there are no  material
contracts  outstanding  to which QMAB Fund is a party  other than those ordinary in the conduct of its business;

      F. QMAB Fund is a  Massachusetts  business  trust duly
organized,  validly  existing and in good standing under the laws of the State of  Massachusetts;  and has all  necessary and material Federal and state  authorizations to own all of its  assets  and to  carry  on  its  business  as now  being conducted;  and QMAB Fund is duly  registered  under the Act and such  registration has not been rescinded or revoked and is in full force and effect;

      G. All  federal  and other tax  returns and reports of
QMAB Fund  required by law to be filed have been filed,  and all federal  and other  taxes shown due on said  returns and reports  have been paid or  provision  shall  have been made for the payment  thereof and to the best of the knowledge of
QMAB Fund no such  return is  currently  under  audit and no assessment  has been  asserted with respect to such returns;
and

      H. QMAB Fund has elected  that QMAB Fund be treated as
a regulated  investment company and, for each fiscal year of its  operations,  QMAB  Fund  has  met the  requirements  of
Subchapter M of the Code for  qualification and treatment as a  regulated  investment  company  and QMAB Fund  intends to meet such  requirements  with respect to its current taxable year.

13.   MS Fund hereby represents and warrants that:

A.    The  audited  financial  statements  of MS  Fund as of
September 30, 2002 and unaudited financial  statements as of
March 31, 2003  heretofore  furnished to QMAB Fund,  present fairly the financial  position,  results of operations,  and changes  in net  assets  of MS  Fund,  as of that  date,  in conformity  with generally  accepted  accounting  principles applied on a basis  consistent  with the preceding year; and
that from April 30, 2003  through the date hereof there have not been,  and through  the Closing  Date there will not be, any  material  adverse  changes in the business or financial condition of MS Fund,  it being  understood  that a decrease in the size of MS Fund due to a  diminution  in the value of its portfolio  and/or  redemption of its shares shall not be considered a material or adverse change;

B.    The   Prospectus,   as   amended   and   supplemented,
contained  in MS  Fund's  Registration  Statement  under the
1933 Act,  is true,  correct and  complete,  conforms to the requirements  of the  1933  Act and  does  not  contain  any untrue  statement  of a  material  fact or  omit to  state a material fact required to be stated  therein or necessary to
make   the   statements   therein   not   misleading.    The
Registration  Statement,  as amended, was, as of the date of the  filing  of the  last  Post-Effective  Amendment,  true, correct and complete,  conformed to the  requirements of the
1933  Act and did not  contain  any  untrue  statement  of a material  fact or omit to state a material  fact required to be  stated  therein  or  necessary  to make  the  statements therein not misleading;

      C. Except  for this  Agreement,  there is no  material
contingent  liability  of MS Fund and no material  claim and no  material  legal,  administrative  or  other  proceedings pending or, to the knowledge of MS Fund,  threatened against
MS Fund, not reflected in such Prospectus;

      D. There  are no  material  contracts  outstanding  to
which MS Fund is a party  other than those  ordinary  in the conduct of its business;

      E. MS  Fund  is  a  business  trust  duly   organized,
validly  existing and in good standing under the laws of the
Commonwealth  of  Massachusetts;  MS Fund has all  necessary and  material  federal and state  authorizations  to own all its  properties  and assets and to carry on its  business as now  being  conducted;  the Class A,  Class B,  Class C, and
Class N shares  of MS Fund  which  it  issues  to QMAB  Fund pursuant to the Agreement will be duly  authorized,  validly issued,  fully-paid and non-assessable,  except as set forth
under   "Shareholder  &  Trustee  Liability"  in  MS  Fund's
Statement  of  Additional  Information,  will conform to the description  thereof  contained  in MS  Fund's  Registration
Statement  and will be duly  registered  under  the 1933 Act and in the states where  registration  is  required;  and MS
Fund is duly registered under the Act and such  registration has not been revoked or  rescinded  and is in full force and effect;

      F. All  federal  and other tax  returns and reports of
MS Fund  required  by law to be filed have been  filed,  and all federal  and other  taxes shown due on said  returns and reports  have been paid or  provision  shall  have been made for the payment  thereof and to the best of the knowledge of
MS Fund,  no such  return is  currently  under  audit and no assessment  has been  asserted  with respect to such returns and to the  extent  such tax  returns  with  respect  to the taxable  year of MS Fund ended  September  30, 2002 have not been filed,  such  returns  will be filed when  required and the  amount of tax shown as due  thereon  shall be paid when due;

      G. MS Fund has  elected to be  treated as a  regulated
investment   company  and,  for  each  fiscal  year  of  its
operations,  MS Fund has met the  requirements of Subchapter
M  of  the  Code  for   qualification  and  treatment  as  a
regulated  investment  company  and MS Fund  intends to meet such requirements with respect to its current taxable year;

      H. MS Fund  has no plan or  intention  (i) to  dispose
of any of the assets  transferred  by QMAB Fund,  other than in the  ordinary  course of  business,  or (ii) to redeem or reacquire  any of the Class A, Class B, Class C, and Class N shares  issued  by  it  in  the  reorganization  other  than pursuant to valid requests of shareholders; and

      I. After     consummation    of    the    transactions
contemplated  by the  Agreement,  MS Fund intends to operate its business in a substantially unchanged manner.

   14.       Each party hereby  represents to the other that
no broker or finder has been  employed by it with respect to the Agreement or the transactions  contemplated hereby. Each party also  represents  and  warrants  to the other that the
information   concerning  it  in  the  Proxy  Statement  and
Prospectus  will  not  as of its  date  contain  any  untrue statement  of a  material  fact  or  omit  to  state  a fact necessary to make the  statements  concerning it therein not misleading and that the financial  statements  concerning it will  present the  information  shown  fairly in  accordance with generally accepted  accounting  principles applied on a basis  consistent  with the preceding  year. Each party also represents  and warrants to the other that the  Agreement is valid,  binding and enforceable in accordance with its terms and that the  execution,  delivery  and  performance  of the
Agreement  will not  result  in any  violation  of, or be in conflict  with,  any  provision  of  any  charter,  by-laws, contract,  agreement,  judgment, decree or order to which it is  subject  or to  which  it is a  party.  MS  Fund  hereby represents  to and  covenants  with QMAB Fund  that,  if the reorganization  becomes  effective,  MS Fund will treat each shareholder  of QMAB  Fund  who  received  any of MS  Fund's shares as a result of the  reorganization as having made the minimum  initial  purchase of shares of MS Fund  received by such  shareholder  for  the  purpose  of  making  additional investments  in shares of MS Fund,  regardless  of the value of the shares of MS Fund received.

   15.       MS Fund agrees that it will  prepare and file a
Registration  Statement  on Form  N-14  under  the  1933 Act which shall  contain a preliminary  form of proxy  statement and  prospectus  contemplated  by Rule  145  under  the 1933
Act. The final form of such proxy  statement and  prospectus is referred to in the Agreement as the "Proxy  Statement and
Prospectus."  Each  party  agrees  that it will use its best
efforts  to  have  such  Registration   Statement   declared
effective and to supply such information  concerning  itself for inclusion in the Proxy  Statement and  Prospectus as may be  necessary or  desirable  in this  connection.  QMAB Fund covenants  and agrees to liquidate  and  dissolve  under the laws of the State of  Massachusetts,  following the Closing,
and,  upon  Closing,   to  cause  the  cancellation  of  its
outstanding shares.

   16.       The   obligations   of  the  parties  shall  be
subject  to  the  right  of  either  party  to  abandon  and terminate  the  Agreement  for any reason and there shall be no liability  for damages or other  recourse  available to a party not so terminating this Agreement,  provided, however, that  in  the  event  that  a  party  shall  terminate  this
Agreement   without   reasonable   cause,   the   party   so
terminating  shall, upon demand,  reimburse the party not so
terminating   for   all   expenses,   including   reasonable
out-of-pocket  expenses and fees incurred in connection with this Agreement.

   17.       The   Agreement  may  be  executed  in  several
counterparts,  each of which  shall be deemed  an  original, but all taken together shall  constitute one Agreement.  The rights  and  obligations  of  each  party  pursuant  to  the
Agreement shall not be assignable.

   18.       All  prior or  contemporaneous  agreements  and
representations   are  merged  into  the  Agreement,   which
constitutes   the  entire   contract   between  the  parties
hereto.  No  amendment  or  modification  hereof shall be of any force and  effect  unless in  writing  and signed by the parties  and no party  shall be  deemed to have  waived  any provision  herein  for its  benefit  unless  it  executes  a written acknowledgment of such waiver.

   19.      MS Fund  understands  that  the  obligations  of
QMAB  Fund  under the  Agreement  are not  binding  upon any
Trustee or  shareholder  of QMAB Fund  personally,  but bind only QMAB Fund and QMAB Fund's property.  MS Fund represents that it has notice of the  provisions of the  Declaration of
Trust  of QMAB  Fund  disclaiming  shareholder  and  trustee liability for acts or obligations of QMAB Fund.

   20.      QMAB Fund  understands  that the  obligations of
MS Fund  under  the  Agreement  are  not  binding  upon  any trustee or shareholder of MS Fund personally,  but bind only
MS Fund and MS Fund's  property.  QMAB Fund  represents that it has notice of the provisions of the  Declaration of Trust of MS Fund  disclaiming  shareholder  and trustee  liability for acts or obligations of MS Fund.

    IN WITNESS  WHEREOF,  each of the parties has caused the
Agreement  to be  executed  and  attested  by  its  officers thereunto  duly  authorized  on the  date  first  set  forth above.

                                          OPPENHEIMER
                                          SELECT MANAGERS
                                          QM ACTIVE
                                          BALANCED FUND

                                          By:
                                          ----------------------
                                           Robert G. Zack
                                           Vice President and Secretary

                                          OPPENHEIMER
                                          MULTIPLE
                                          STRATEGIES FUND

                                          By:
                                          ----------------------
                                           Robert G. Zack
                                           Secretary

                                                   EXHIBIT B

                   PRINCIPAL SHAREHOLDERS

A.    Major  Shareholders  of MS Fund.  As of June 18, 2003,
   the only  persons  who owned of record or who were  known
   by MS Fund to own  beneficially  5% or more of any  class
   of that Fund's outstanding  shares, and their holdings of
   that class as of that date, were the following:

                           [TBS]

   B.  Major  Shareholders  of QMAB  Fund.  As of  June  18,
   2003,  the only  persons  who owned of record or who were
   known by QMAB Fund to own  beneficially 5% or more of any
   class  of  that  Fund's  outstanding  shares,  and  their
   holdings  of  that  class  as  of  that  date,  were  the
   following:

                           [TBS]

            STATEMENT OF ADDITIONAL INFORMATION

             TO PROSPECTUS AND PROXY STATEMENT

                           PART B

              Acquisition of the Assets of the
    OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

            By and in exchange for Shares of the
            OPPENHEIMER MULTIPLE STRATEGIES FUND

      This  Statement  of  Additional  Information  to  this
Prospectus   and  Proxy   Statement   (the  "SAI")   relates
specifically to the proposed  delivery of substantially  all of the  assets  of  Oppenheimer  Select  Managers  QM Active
Balanced  Fund  ("QMAB  Fund")  for  shares  of  Oppenheimer
Multiple Strategies Fund ("MS Fund").

      This  SAI   consists   of  this  Cover  Page  and  the
following  documents:  (i) audited financial  statements for the 12-month  period ended  November 30, 2002, and financial statements  for the  six-month  period  ended May 31,  2003,
respectively,   of  QMAB  Fund;   (ii)   audited   financial
statements  for the  12-month  period  ended  September  30,
2002,  financial  statements for the six-month  period ended
March  31,  2002,  respectively,   of  MS  Fund;  (iii)  the
Prospectus   of  QMAB  Fund  dated   March  28,   2003,   as
supplemented  May 7, 2003;  (iv) the Statement of Additional
Information  of QMAB Fund dated March 28, 2003; and (iv) the
Statement  of  Additional   Information  of  MS  Fund  dated
November 30, 2002, as supplemented February 12, 2003.

      This SAI is not a  Prospectus;  you  should  read this
SAI in conjunction  with the Prospectus and Proxy  Statement
dated  July  7,  2003,  relating  to  the   above-referenced
transaction.  You can request a copy of the  Prospectus  and
Proxy  Statement  by  calling  1.800.708.7780  or by writing
OppenheimerFunds   Services  at  P.O.   Box  5270,   Denver,
Colorado 80217.  The date of this SAI is July 7, 2003.

             OPPENHEIMER MULTIPLE STRATEGIES FUND
                           FORM N-14

                            PART C

                       OTHER INFORMATION

Item 15.  Indemnification
-------------------------

      Reference is made to the  provisions  of Article  Seventh
of  Registrant's  Amended and  Restated  Declaration  of Trust,
filed   by   cross-reference   to   Exhibit   16(1)   to   this
Registration Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the
Securities  Act of 1933 may be permitted to trustees,  officers
and   controlling   persons  of  Registrant   pursuant  to  the
foregoing   provisions  or  otherwise,   Registrant   has  been
advised  that in the  opinion of the  Securities  and  Exchange
Commission  such  indemnification  is against  public policy as expressed  in the  Securities  Act of 1933  and is,  therefore, unenforceable.  In the event  that a claim for  indemnification
against   such   liabilities   (other   than  the   payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling  person of Registrant in the successful  defense of  any  action,  suit  or  proceeding)  is  asserted  by  such
trustee,  officer  or  controlling  person,   Registrant  will,
unless  in the  opinion  of its  counsel  the  matter  has been
settled  by  controlling  precedent,   submit  to  a  court  of
appropriate    jurisdiction    the   question    whether   such
indemnification  by it is against  public  policy as  expressed in the  Securities  Act of 1933  and  will be  governed  by the final adjudication of such issue.

Item 16.  Exhibits
------------------

(1)   Amended and Restated  Declaration  of Trust dated 3/6/97:
      Previously   filed   with   Registrant's   Post-Effective
      Amendment   No.   29   to    Registrant's    registration
      statement,    (Reg.   No.   2-86903),    11/24/97,    and
      incorporated herein by reference.

(2)   Amended and Restated  By-Laws  dated  6/4/98:  Previously
      filed with Registrant's  Post-Effective  Amendment No. 32
      to  Registrant's   registration   statement,   (Reg.  No.
      2-86903), 1/29/99, and incorporated herein by reference.

(3)   N/A

(4)   Agreement  and Plan of  Reorganization:  See Exhibit A to
      Part A of the Registration Statement.

(5)   (i)  Specimen  Class  A  Share  Certificate:   Previously
      filed with Registrant's  Post-Effective  Amendment No. 37
      to  Registrant's   Registration   Statement,   (Reg.  No.
      2-86903),    11/21/02,   and   incorporated   herein   by
      reference.

      (ii) Specimen  Class  B  Share  Certificate:   Previously
      filed with Registrant's  Post-Effective  Amendment No. 37
      to  Registrant's   Registration   Statement,   (Reg.  No.
      2-86903),    11/21/02,   and   incorporated   herein   by
      reference.

      (iii)    Specimen Class C Share  Certificate:  Previously
      filed with Registrant's  Post-Effective  Amendment No. 37
      to  Registrant's   Registration   Statement,   (Reg.  No.
      2-86903),    11/21/02,   and   incorporated   herein   by
      reference.

      (iv)  Specimen  Class  N  Share  Certificate:  Previously
      filed with Registrant's  Post Effective  Amendment No. 37
      to  Registrant's   Registration   Statement,   (Reg.  No.
      2-86903),    11/21/02,   and   incorporated   herein   by
      reference.

(6)   (i) Amended and Restated  Investment  Advisory  Agreement
      dated  12/11/97:   Previously  filed  with   Registrant's
      Post-Effective   Amendment   No.   30   to   Registrant's
      Registration  Statement (Reg. No. 2-86903),  1/22/98, and
      incorporated herein by reference.

(7)   (i)  General  Distributor's   Agreement  dated  12/10/92:
      Previously   filed   with   Registrant's   Post-Effective
      Amendment   No.   15   to    Registrant's    Registration
      Statement,  (Reg.  No.  2-86903),  4/19/93,  refiled with
      Registrant's  Post-Effective  Amendment  No. 20,  3/2/95,
      pursuant to Item 102 of Regulation  S-T and  incorporated
      herein by reference.

      (ii)  Form  of  Dealer   Agreement  of   OppenheimerFunds
      Distributor,  Inc.:  Previously filed with Post-Effective
      Amendment  No.  45  to  the  Registration   Statement  of
      Oppenheimer   High  Yield  Fund   (Reg.   No.   2-62076),
      10/26/01, and incorporated herein by reference.

      (iii)  Form  of  Broker  Agreement  of   OppenheimerFunds
      Distributor,  Inc.:  Previously filed with Post-Effective
      Amendment  No.  45  to  the  Registration   Statement  of
      Oppenheimer   High  Yield  Fund   (Reg.   No.   2-62076),
      10/26/01, and incorporated herein by reference.

      (iv)  Form  of  Agency   Agreement  of   OppenheimerFunds
      Distributor,  Inc.:  Previously filed with Post-Effective
      Amendment  No.  45  to  the  Registration   Statement  of
      Oppenheimer   High  Yield  Fund   (Reg.   No.   2-62076),
      10/26/01, and incorporated herein by reference.

      (v) Form of Trust Company  Fund/SERV  Purchase  Agreement
      of OppenheimerFunds  Distributor,  Inc.: Previously filed
      with    Post-Effective    Amendment   No.   45   to   the
      Registration  Statement  of  Oppenheimer  High Yield Fund
      (Reg. No. 2-62076),  10/26/01,  and  incorporated  herein
      by reference.

      (vi)  Form  of  Trust   Company   Agency   Agreement   of
      OppenheimerFunds  Distributor,   Inc.:  Previously  filed
      with    Post-Effective    Amendment   No.   45   to   the
      Registration  Statement  of  Oppenheimer  High Yield Fund
      (Reg. No. 2-62076),  10/26/01,  and  incorporated  herein
      by reference.

(8)   Form of  Deferred  Compensation  Plans for  Disinterested
Trustees/Directors:

      (i)   Amended   and   Reinstated   Retirement   Plan  for
      Non-Interested   Trustees  or  Directors   dated  8/9/01:
      Previously  filed with  Post-Effective  Amendment  No. 34
      to  the  Registration  Statement  of  Oppenheimer  Gold &
      Special Minerals Fund (Reg. No. 2-82590),  10/25/01,  and
      incorporated herein by reference.

      (ii)   Form   of   Deferred    Compensation    Plan   for
      Disinterested  Trustees/Directors:  Previously filed with
      Post-Effective  Amendment  No.  26  to  the  Registration
      Statement of  Oppenheimer  Gold & Special  Minerals  Fund
      (Reg. No. 2-82590),  10/28/98,  and  incorporated  herein
      by reference.

(9)   Global  Custody  Agreement  dated August 16, 2002 between
      Registrant  and JP Morgan  Chase Bank:  Previously  filed
      with  Post-Effective  Amendment No. 9 to the Registration
      Statement of  Oppenheimer  International  Bond Fund (Reg.
      No.  33-58383),  11/21/02,  and  incorporated  herein  by
      reference.

(10)  (i)  Amended  and  Restated  Service  Plan and  Agreement
      for Class A shares dated 4/11/02:  Previously  filed with
      Registrant's   Post-Effective   Amendment   No.   37   to
      Registrant's  Registration  Statement (Reg. No. 2-86903),
      11/21/02, and incorporated herein by reference.

      (ii)  Distribution  and Service  Plan and  Agreement  for
      Class B  shares  dated  2/12/98:  Previously  filed  with
      Registrant's   Post-Effective   Amendment   No.   30   to
      Registrant's  Registration  Statement (Reg. No. 2-86903),
      1/22/98, and incorporated herein by reference.

      (iii)  Distribution  and Service Plan and  Agreement  for
      Class C  shares  dated  2/12/98:  Previously  filed  with
      Registrant's   Post-Effective   Amendment   No.   30   to
      Registrant's  Registration  Statement (Reg. No. 2-86903),
      1/22/98, and incorporated herein by reference.

      (iv)  Distribution  and Service  Plan and  Agreement  for
      Class N shares  dated  10/12/00:  Previously  filed  with
      Registrant's   Post-Effective   Amendment   No.   37   to
      Registrant's  Registration  Statement (Reg. No. 2-86903),
      11/21/02, and incorporated herein by reference.

(11)  Opinion  and   Consent  of   Counsel:   To  be  filed  by
    Amendment.

(12)  Tax  Opinion  Relating to the  Reorganization:  Draft Tax
      Opinion  of  Deloitte  and  Touche  LLP - To be  filed by
      Amendment.

(13)  N/A.

(14)  (i)  Consent of Deloitte  and Touche  LLP:  Draft - To be
filed by Amendment.

      (ii)  Consent  of  KPMG  LLP:  Draft  - To  be  filed  by
      Amendment.

(15)  N/A.

(16)  (i) Powers of  Attorney  for all  Trustees/Directors  and
      Principal  Officers  except  for Joel W.  Motley and John
      V.  Murphy  (including   Certified  Board   Resolutions):
      Previously  filed with  Pre-Effective  Amendment No. 1 to
      the  Registration   Statement  of  Oppenheimer   Emerging
      Growth   Fund  (Reg.   No.   333-44176),   10/5/00,   and
      incorporated herein by reference.

      (ii)  Power  of  Attorney  for  John  Murphy   (including
      Certified  Board   Resolution):   Previously  filed  with
      Post-Effective  Amendment  No.  41  to  the  Registration
      Statement  of  Oppenheimer  U.S.  Government  Trust (Reg.
      No.  2-76645),   10/22/01,  and  incorporated  herein  by
      reference.

      (iii)  Power of Attorney  for Joel W.  Motley  (including
      Certified  Board   Resolution):   Previously  filed  with
      Post-Effective   Amendment  No.  8  to  the  Registration
      Statement  of  Oppenheimer  International  Small  Company
      Fund  (Reg.   333-31537),   10/22/02,   and  incorporated
      herein by reference.

Item 17.  Undertakings
----------------------

(1)   N/A.

(2)   N/A.

                          SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment
Company Act of 1940, the Registrant has duly caused this Registration  Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of New York and State of New York on the 19th day of May 2003.

                        OPPENHEIMER MULTIPLE STRATEGIES FUND

                        By:  /s/  John V. Murphy*

                  -------------------------------------------
                        John V. Murphy, President,
                        Principal Executive Officer & Trustee

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement  has been signed below by the following  persons in the  capacities on the dates indicated:

Signatures                         Title
----------                         -----
Date
----

/s/ Clayton K. Yeutter*       Chairman of the                   May 19, 2003
------------------------
                              Board of Trustees
Clayton K. Yeutter

/s/ Donald W. Spiro*          Vice Chairman of the              May 19, 2003
------------------------
Board and Trustee
Donald W. Spiro

/s/ John V. Murphy *          President, Principal              May 19, 2003
------------------------
Executive Officer
John V. Murphy                and Trustee

/s/ Brian W. Wixted*          Treasurer, Principal              May 19, 2003
------------------------
Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Trustee                           May 19, 2003
------------------------
Robert G. Galli

/s/ Phillip A. Griffiths      Trustee                           May 19, 2003
---------------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*        Trustee                           May 19, 2003
---------------------------------
Benjamin Lipstein

/s/ Joel W. Motley*           Trustee                           May 19, 2003
---------------------------------
Joel W. Motley

/s/ Elizabeth B. Moynihan*    Trustee                           May 19, 2003
---------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*       Trustee                           May 19, 2003
---------------------------------
Kenneth A. Randall

/s/ Edward V. Regan*          Trustee                           May 19, 2003
---------------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Trustee                           May 19, 2003
---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack                                         May 19, 2003
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

             OPPENHEIMER MULTIPLE STRATEGIES FUND

                                    EXHIBIT INDEX

Exhibit No.                         Description
-----------                         -----------

16(12)                  Draft   Tax    Opinion    Relating   to
Reorganization

16(14)(i)               Draft  Independent  Auditors Consent of
                        Deloitte and Touche LLP

16(14)(ii)              Draft  Independent  Auditors Consent of
                        KPMG LLP

                                  Proxy Card

             Oppenheimer Select Managers QM Active Balanced Fund

Proxy For a Special Shareholders Meeting of shareholders To Be Held on August
                                   29, 2003

The undersigned,  revoking prior proxies,  hereby appoints Brian Wixted,  Philip
Vottiero, Kate Ives and Philip Masterson, and each of them, as attorneys-in-fact and proxies of the undersigned,  with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of
Shareholders of Oppenheimer  Select Managers QM Active Balanced Fund (the "Fund")
to be held at 6803 South Tucson Way, Centennial,  Colorado, 80112, on August 29,
2003,  at 1:00 P. M.  Mountain  time, or at any  adjournment  thereof,  upon the proposal  described in the Notice of Meeting and  accompanying  Proxy Statement, which have been received by the undersigned.

This proxy is solicited  on behalf of the Fund's  Board of  Trustees,  and the proposal  (set forth on the reverse side of this proxy card) has been proposed by the Board of Trustees.  When properly executed, this proxy will be voted as indicated on the reverse  side or "FOR" a proposal if no choice is  indicated.
The proxy will be voted in  accordance  with the proxy  holders' best judgment as to any other matters that may arise at the Meeting.

                              VOTE VIA THE TELEPHONE:  1-866-241-6192
                              CONTROL NUMBER:  999  9999  9999  999

                              Note:  Please  sign this  proxy  exactly as your
                              name or names  appear  hereon.  Each joint owner
                              should  sign.  Trustees  and  other  fiduciaries
                              should  indicate  the  capacity  in  which  they
                              sign.  If a  corporation,  partnership  or other
                              entity,  this signature should be that of a duly
                              authorized  individual  who should  state his or
                              her title.

                              Signature

                              Signature of joint owner, if any

                              Date

PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY
                           IN THE ENCLOSED ENVELOPE

The Proposal:

To approve an Agreement and Plan of Reorganization  between Oppenheimer Select
Managers QM Active  Balanced  Fund ("QMAB  Fund"),  and  Oppenheimer  Multiple
Strategies  Fund  ("MS  Fund")  and  the  transactions  contemplated  thereby, including:  (a) the  transfer of  substantially  all assets of QMAB Fund to MS
Fund in exchange  for Class A, Class B, Class C and Class N shares of MS Fund,
(b) the distribution of such shares of MS Fund to the  corresponding  Class A,
Class  B,  Class  C  and  Class  N  shareholders  of  QMAB  Fund  in  complete liquidation of QMAB Fund, (c) the  cancellation of the  outstanding  shares of
QMAB Fund and (d) the liquidation of outstanding Class Y shares of QMAB Fund.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example: [ ]

FOR [___]               AGAINST [___]           ABSTAIN [___]

John V. Murphy
--------------
President &                                  OppenheimerFunds Logo
Chief Executive Officer                          498 Seventh Avenue, 10th Floor
                                                 New York, NY 10018
                                                 800.225.5677
                                                 www.oppenheimerfunds.com

                                                July 7, 2003

Dear Oppenheimer Select Managers QM Active Balanced Fund Shareholder,

One of the things we are proud of at OppenheimerFunds,  Inc. is our commitment to our Fund  shareholders.  I am  writing to you today to let you know about a positive  change that has been  proposed for  Oppenheimer  Select  Managers QM
Active Balanced Fund.

After  careful  consideration,  the Board of Trustees has  determined  that it would be in the best interest of shareholders  of Oppenheimer  Select Managers
QM Active Balanced Fund ("QMAB Fund") to reorganize  into another  Oppenheimer
Fund,   Oppenheimer  Multiple  Strategies  Fund  ("MS  Fund").  A  shareholder meeting  has been  scheduled  in  August,  and all QMAB Fund  shareholders  of record as of June 18th are being  asked to vote  either in person or by proxy, on the  proposed  reorganization.  You will  find a notice of the  meeting,  a ballot card, a proxy statement  detailing the proposal,  an MS Fund prospectus and a postage-paid return envelope enclosed for your use.

Why does the Board of Trustees recommend this change?
-----------------------------------------------------

QMAB Fund seeks income and long-term  growth of capital and MS Fund seeks high
total  investment  return  consistent  with  preservation  of  principal.   In
seeking their investment  objectives,  QMAB Fund and MS Fund utilize a similar investing  strategy.  Both Funds invest  primarily in a wide variety of equity securities, debt securities and money market instruments.

Among other factors,  the QMAB Fund Board considered that the expense ratio of
MS Fund has been lower than the  expense  ratio of QMAB  Fund.  Although  past performance is not  predictive of future  results,  shareholders  of QMAB Fund would  have an  opportunity  to  become  shareholders  of a Fund with a better long-term performance history.

How do you vote?

No matter  how large or small  your  investment,  your vote is  important,  so please review the proxy statement  carefully.  To cast your vote, simply mark, sign and date the  enclosed  proxy  ballot and  return it in the  postage-paid envelope today.  Remember,  it can be costly for the Fund--and  ultimately for you as a  shareholder--to  remail ballots if not enough responses are received to conduct the meeting.

If you have any  questions  about the  proposal,  please  feel free to contact
your  financial  advisor  or  call  us  at   1.800.225.5677.   As  always,  we
appreciate  your  confidence in  OppenheimerFunds  and look forward to serving you for many years to come.

                                          Sincerely,

                                        /s/John V. Murphy
                                        -------------------------------
                                          John V. Murphy

Enclosures

               Telephone Voting Instructions

                       1.800.597.7836

Vote your OppenheimerFunds  proxy over the phone Voting your proxy is important.
And now OppenheimerFunds has made it easy. Vote at your convenience,  24 hours a day, and save postage costs,  ultimately reducing fund expenses. Read your Proxy
Card carefully. To exercise your proxy, just follow these simple steps:

1.    Call the toll free number: 1.800.597.7836.

2.    Enter the 14-digit Control Number, located on your
      Proxy Card.

3.    Follow the voice instructions.

If vote by phone, please do not mail your Proxy Card.

      KNOW ALL MEN BY THESE  PRESENTS,  that the  undersigned  constitutes and
appoints   Robert  G.  Zack  and   Katherine  P.  Feld  his  true  and  lawful
attorneys-in-fact   and  agents,   and  each  of  them,  with  full  power  of
substitution  and  resubstitution,  for him in his  capacity as an Officer and
Trustee/Director  of  Oppenheimer  Cash Reserves,  Oppenheimer  Capital Income
Fund,   Oppenheimer  Champion  Income  Fund,   Oppenheimer  High  Yield  Fund,
Oppenheimer  International Bond Fund, Oppenheimer Integrity Funds, Oppenheimer
Limited-Term  Government Fund, Oppenheimer Main Street Fund, Inc., Oppenheimer
Main  Street  Opportunity  Fund,  Oppenheimer  Main  Street  Small  Cap  Fund,
Oppenheimer  Municipal Fund,  Oppenheimer Real Asset Fund,  Oppenheimer Select
Managers,  Oppenheimer Senior Floating Rate Fund, Oppenheimer Strategic Income
Fund,  Oppenheimer Total Return Fund, Inc., Oppenheimer Variable Account Funds
and Panorama  Series Fund,  Inc. (the "Funds"),  to sign on his behalf any and all proxy statements under the Securities Act of 1933, as amended,  (including any amendments and  supplements  thereto),  and other  documents in connection thereunder,  and to file  the  same,  with all  exhibits  thereto,  and  other documents in connection  therewith,  and any and all  Registration  Statements
(including any  post-effective  amendments to Registration  Statements)  under the  Securities  Act of  1933,  the  Investment  Company  Act of 1940  and any
amendments  and  supplements   thereto,  and  other  documents  in  connection
thereunder,  and to file  the  same,  with all  exhibits  thereto,  and  other
documents  in  connection   therewith,   with  the   Securities  and  Exchange
Commission,  granting  unto said  attorneys-in-fact  and  agents,  and each of them,  full power and authority to do and perform each and every act and thing requisite and  necessary to be done in and about the premises,  as fully as to all intents and purposes as he might or could do in person,  hereby  ratifying and confirming all that said  attorneys-in-fact  and agents, and each of them, may lawfully do or cause to be done by virtue hereof.

Dated:      May 12, 2003

/s/ John Murphy
-----------------------
John Murphy

      KNOW ALL MEN BY THESE  PRESENTS,  that the  undersigned  constitutes and
appoints   Robert  G.  Zack  and   Katherine  P.  Feld  his  true  and  lawful
attorneys-in-fact   and  agents,   and  each  of  them,  with  full  power  of
substitution  and  resubstitution,  for him in his  capacity as an Officer and
Trustee/Director of Centennial America Fund, L.P.,  Centennial  California Tax
Exempt Trust,  Centennial  Government  Trust,  Centennial  Money Market Trust,
Centennial   New  York  Tax  Exempt  Trust,   Centennial   Tax  Exempt  Trust,
Oppenheimer  Cash  Reserves,  Oppenheimer  Capital  Income  Fund,  Oppenheimer
Champion Income Fund, Oppenheimer High Yield Fund,  Oppenheimer  International
Bond Fund, Oppenheimer Integrity Funds,  Oppenheimer  Limited-Term  Government
Fund,  Oppenheimer Main Street Fund, Inc., Oppenheimer Main Street Opportunity
Fund,  Oppenheimer  Main Street Small Cap Fund,  Oppenheimer  Municipal  Fund,
Oppenheimer  Real  Asset  Fund,   Oppenheimer  Select  Managers,   Oppenheimer
Strategic  Income  Fund,  Oppenheimer  Total Return  Fund,  Inc.,  Oppenheimer
Variable  Account Funds and Panorama Series Fund, Inc. (the "Funds"),  to sign on her behalf any and all proxy  statements  under the Securities Act of 1933, as amended,  (including  any amendments and  supplements  thereto),  and other documents in connection  thereunder,  and to file the same,  with all exhibits thereto,  and  other  documents  in  connection  therewith,  and  any  and all
Registration   Statements   (including   any   post-effective   amendments  to
Registration  Statements)  under the  Securities  Act of 1933,  the Investment
Company Act of 1940 and any  amendments  and  supplements  thereto,  and other documents in connection  thereunder,  and to file the same,  with all exhibits thereto, and other documents in connection therewith,  with the Securities and
Exchange  Commission,  granting unto said  attorneys-in-fact  and agents,  and each of them,  full power and  authority  to do and perform each and every act and thing  requisite and  necessary to be done in and about the  premises,  as fully as to all  intents  and  purposes  as she  might or could do in  person, hereby  ratifying and confirming all that said  attorneys-in-fact  and agents, and each of them, may lawfully do or cause to be done by virtue hereof.

Dated:      May 12, 2003

/s/ Beverly L. Hamilton
-----------------------
Beverly L. Hamilton

      KNOW ALL MEN BY THESE  PRESENTS,  that the  undersigned  constitutes and
appoints   Robert  G.  Zack  and   Katherine  P.  Feld  his  true  and  lawful
attorneys-in-fact   and  agents,   and  each  of  them,  with  full  power  of
substitution  and  resubstitution,  for him in his  capacity as an Officer and
Trustee/Director of Centennial America Fund, L.P.,  Centennial  California Tax
Exempt Trust,  Centennial  Government  Trust,  Centennial  Money Market Trust,
Centennial   New  York  Tax  Exempt  Trust,   Centennial   Tax  Exempt  Trust,
Oppenheimer  Cash  Reserves,  Oppenheimer  Capital  Income  Fund,  Oppenheimer
Champion Income Fund, Oppenheimer High Yield Fund,  Oppenheimer  International
Bond Fund, Oppenheimer Integrity Funds,  Oppenheimer  Limited-Term  Government
Fund,  Oppenheimer Main Street Fund, Inc., Oppenheimer Main Street Opportunity
Fund,  Oppenheimer  Main Street Small Cap Fund,  Oppenheimer  Municipal  Fund,
Oppenheimer  Real  Asset  Fund,   Oppenheimer  Select  Managers,   Oppenheimer
Strategic  Income  Fund,  Oppenheimer  Total Return  Fund,  Inc.,  Oppenheimer
Variable  Account Funds and Panorama Series Fund, Inc. (the "Funds"),  to sign on his behalf any and all proxy  statements  under the Securities Act of 1933, as amended,  (including  any amendments and  supplements  thereto),  and other documents in connection  thereunder,  and to file the same,  with all exhibits thereto,  and  other  documents  in  connection  therewith,  and  any  and all
Registration   Statements   (including   any   post-effective   amendments  to
Registration  Statements)  under the  Securities  Act of 1933,  the Investment
Company Act of 1940 and any  amendments  and  supplements  thereto,  and other documents in connection  thereunder,  and to file the same,  with all exhibits thereto, and other documents in connection therewith,  with the Securities and
Exchange  Commission,  granting unto said  attorneys-in-fact  and agents,  and each of them,  full power and  authority  to do and perform each and every act and thing  requisite and  necessary to be done in and about the  premises,  as fully as to all  intents  and  purposes  as he  might  or could do in  person, hereby  ratifying and confirming all that said  attorneys-in-fact  and agents, and each of them, may lawfully do or cause to be done by virtue hereof.

Dated:      May 12, 2003

/s/ Robert J. Malone
-----------------------
Robert J. Malone

      KNOW ALL MEN BY THESE  PRESENTS,  that the  undersigned  constitutes and
appoints   Robert  G.  Zack  and   Katherine  P.  Feld  his  true  and  lawful
attorneys-in-fact   and  agents,   and  each  of  them,  with  full  power  of
substitution  and  resubstitution,  for him in his  capacity as an Officer and
Trustee/Director of Centennial America Fund, L.P.,  Centennial  California Tax
Exempt Trust,  Centennial  Government  Trust,  Centennial  Money Market Trust,
Centennial   New  York  Tax  Exempt  Trust,   Centennial   Tax  Exempt  Trust,
Oppenheimer  Cash  Reserves,  Oppenheimer  Capital  Income  Fund,  Oppenheimer
Champion Income Fund, Oppenheimer High Yield Fund,  Oppenheimer  International
Bond Fund, Oppenheimer Integrity Funds,  Oppenheimer  Limited-Term  Government
Fund,  Oppenheimer Main Street Fund, Inc., Oppenheimer Main Street Opportunity
Fund,  Oppenheimer  Main Street Small Cap Fund,  Oppenheimer  Municipal  Fund,
Oppenheimer   Real  Asset  Fund,   Oppenheimer   Senior  Floating  Rate  Fund,
Oppenheimer Select Managers,  Oppenheimer  Strategic Income Fund,  Oppenheimer
Total Return  Fund,  Inc.,  Oppenheimer  Variable  Account  Funds and Panorama
Series  Fund,  Inc.  (the  "Funds"),  to sign on his  behalf any and all proxy statements  under the  Securities  Act of 1933,  as  amended,  (including  any amendments  and  supplements  thereto),  and  other  documents  in  connection thereunder,  and to file  the  same,  with all  exhibits  thereto,  and  other documents in connection  therewith,  and any and all  Registration  Statements
(including any  post-effective  amendments to Registration  Statements)  under the  Securities  Act of  1933,  the  Investment  Company  Act of 1940  and any
amendments  and  supplements   thereto,  and  other  documents  in  connection
thereunder,  and to file  the  same,  with all  exhibits  thereto,  and  other
documents  in  connection   therewith,   with  the   Securities  and  Exchange
Commission,  granting  unto said  attorneys-in-fact  and  agents,  and each of them,  full power and authority to do and perform each and every act and thing requisite and  necessary to be done in and about the premises,  as fully as to all intents and purposes as he might or could do in person,  hereby  ratifying and confirming all that said  attorneys-in-fact  and agents, and each of them, may lawfully do or cause to be done by virtue hereof.

Dated:      May 12, 2003

/s/ James C. Swain
-----------------------
James C. Swain

      KNOW ALL MEN BY THESE  PRESENTS,  that the  undersigned  constitutes and
appoints   Robert  G.  Zack  and   Katherine  P.  Feld  his  true  and  lawful
attorneys-in-fact   and  agents,   and  each  of  them,  with  full  power  of
substitution  and  resubstitution,  for him in his  capacity as an Officer and
Trustee/Director of Centennial America Fund, L.P.,  Centennial  California Tax
Exempt Trust,  Centennial  Government  Trust,  Centennial  Money Market Trust,
Centennial   New  York  Tax  Exempt  Trust,   Centennial   Tax  Exempt  Trust,
Oppenheimer  Cash  Reserves,  Oppenheimer  Capital  Income  Fund,  Oppenheimer
Champion Income Fund, Oppenheimer High Yield Fund,  Oppenheimer  International
Bond Fund, Oppenheimer Integrity Funds,  Oppenheimer  Limited-Term  Government
Fund,  Oppenheimer Main Street Fund, Inc., Oppenheimer Main Street Opportunity
Fund,  Oppenheimer  Main Street Small Cap Fund,  Oppenheimer  Municipal  Fund,
Oppenheimer   Real  Asset  Fund,   Oppenheimer   Senior  Floating  Rate  Fund,
Oppenheimer Select Managers,  Oppenheimer  Strategic Income Fund,  Oppenheimer
Total Return  Fund,  Inc.,  Oppenheimer  Variable  Account  Funds and Panorama
Series  Fund,  Inc.  (the  "Funds"),  to sign on his  behalf any and all proxy statements  under the  Securities  Act of 1933,  as  amended,  (including  any amendments  and  supplements  thereto),  and  other  documents  in  connection thereunder,  and to file  the  same,  with all  exhibits  thereto,  and  other documents in connection  therewith,  and any and all  Registration  Statements
(including any  post-effective  amendments to Registration  Statements)  under the  Securities  Act of  1933,  the  Investment  Company  Act of 1940  and any
amendments  and  supplements   thereto,  and  other  documents  in  connection
thereunder,  and to file  the  same,  with all  exhibits  thereto,  and  other
documents  in  connection   therewith,   with  the   Securities  and  Exchange
Commission,  granting  unto said  attorneys-in-fact  and  agents,  and each of them,  full power and authority to do and perform each and every act and thing requisite and  necessary to be done in and about the premises,  as fully as to all intents and purposes as he might or could do in person,  hereby  ratifying and confirming all that said  attorneys-in-fact  and agents, and each of them, may lawfully do or cause to be done by virtue hereof.

Dated:      May 12, 2003

/s/ William L. Armstrong
-----------------------
William L. Armstrong

      KNOW ALL MEN BY THESE  PRESENTS,  that the  undersigned  constitutes and
appoints   Robert  G.  Zack  and   Katherine  P.  Feld  his  true  and  lawful
attorneys-in-fact   and  agents,   and  each  of  them,  with  full  power  of
substitution  and  resubstitution,  for him in his  capacity as an Officer and
Trustee/Director of Centennial America Fund, L.P.,  Centennial  California Tax
Exempt Trust,  Centennial  Government  Trust,  Centennial  Money Market Trust,
Centennial   New  York  Tax  Exempt  Trust,   Centennial   Tax  Exempt  Trust,
Oppenheimer  Cash  Reserves,  Oppenheimer  Capital  Income  Fund,  Oppenheimer
Champion Income Fund, Oppenheimer High Yield Fund,  Oppenheimer  International
Bond Fund, Oppenheimer Integrity Funds,  Oppenheimer  Limited-Term  Government
Fund,  Oppenheimer Main Street Fund, Inc., Oppenheimer Main Street Opportunity
Fund,  Oppenheimer  Main Street Small Cap Fund,  Oppenheimer  Municipal  Fund,
Oppenheimer   Real  Asset  Fund,   Oppenheimer   Senior  Floating  Rate  Fund,
Oppenheimer Select Managers,  Oppenheimer  Strategic Income Fund,  Oppenheimer
Total Return  Fund,  Inc.,  Oppenheimer  Variable  Account  Funds and Panorama
Series  Fund,  Inc.  (the  "Funds"),  to sign on his  behalf any and all proxy statements  under the  Securities  Act of 1933,  as  amended,  (including  any amendments  and  supplements  thereto),  and  other  documents  in  connection thereunder,  and to file  the  same,  with all  exhibits  thereto,  and  other documents in connection  therewith,  and any and all  Registration  Statements
(including any  post-effective  amendments to Registration  Statements)  under the  Securities  Act of  1933,  the  Investment  Company  Act of 1940  and any
amendments  and  supplements   thereto,  and  other  documents  in  connection
thereunder,  and to file  the  same,  with all  exhibits  thereto,  and  other
documents  in  connection   therewith,   with  the   Securities  and  Exchange
Commission,  granting  unto said  attorneys-in-fact  and  agents,  and each of them,  full power and authority to do and perform each and every act and thing requisite and  necessary to be done in and about the premises,  as fully as to all intents and purposes as he might or could do in person,  hereby  ratifying and confirming all that said  attorneys-in-fact  and agents, and each of them, may lawfully do or cause to be done by virtue hereof.

Dated:      May 12, 2003

/s/ Robert G. Avis
-----------------------
Robert G. Avis

      KNOW ALL MEN BY THESE  PRESENTS,  that the  undersigned  constitutes and
appoints   Robert  G.  Zack  and   Katherine  P.  Feld  his  true  and  lawful
attorneys-in-fact   and  agents,   and  each  of  them,  with  full  power  of
substitution  and  resubstitution,  for him in his  capacity as an Officer and
Trustee/Director of Centennial America Fund, L.P.,  Centennial  California Tax
Exempt Trust,  Centennial  Government  Trust,  Centennial  Money Market Trust,
Centennial   New  York  Tax  Exempt  Trust,   Centennial   Tax  Exempt  Trust,
Oppenheimer  Cash  Reserves,  Oppenheimer  Capital  Income  Fund,  Oppenheimer
Champion Income Fund, Oppenheimer High Yield Fund,  Oppenheimer  International
Bond Fund, Oppenheimer Integrity Funds,  Oppenheimer  Limited-Term  Government
Fund,  Oppenheimer Main Street Fund, Inc., Oppenheimer Main Street Opportunity
Fund,  Oppenheimer  Main Street Small Cap Fund,  Oppenheimer  Municipal  Fund,
Oppenheimer   Real  Asset  Fund,   Oppenheimer   Senior  Floating  Rate  Fund,
Oppenheimer Select Managers,  Oppenheimer  Strategic Income Fund,  Oppenheimer
Total Return  Fund,  Inc.,  Oppenheimer  Variable  Account  Funds and Panorama
Series  Fund,  Inc.  (the  "Funds"),  to sign on his  behalf any and all proxy statements  under the  Securities  Act of 1933,  as  amended,  (including  any amendments  and  supplements  thereto),  and  other  documents  in  connection thereunder,  and to file  the  same,  with all  exhibits  thereto,  and  other documents in connection  therewith,  and any and all  Registration  Statements
(including any  post-effective  amendments to Registration  Statements)  under the  Securities  Act of  1933,  the  Investment  Company  Act of 1940  and any
amendments  and  supplements   thereto,  and  other  documents  in  connection
thereunder,  and to file  the  same,  with all  exhibits  thereto,  and  other
documents  in  connection   therewith,   with  the   Securities  and  Exchange
Commission,  granting  unto said  attorneys-in-fact  and  agents,  and each of them,  full power and authority to do and perform each and every act and thing requisite and  necessary to be done in and about the premises,  as fully as to all intents and purposes as he might or could do in person,  hereby  ratifying and confirming all that said  attorneys-in-fact  and agents, and each of them, may lawfully do or cause to be done by virtue hereof.

Dated:      May 12, 2003

/s/ George C. Bowen
-----------------------
George C. Bowen

      KNOW ALL MEN BY THESE  PRESENTS,  that the  undersigned  constitutes and
appoints   Robert  G.  Zack  and   Katherine  P.  Feld  his  true  and  lawful
attorneys-in-fact   and  agents,   and  each  of  them,  with  full  power  of
substitution  and  resubstitution,  for him in his  capacity as an Officer and
Trustee/Director of Centennial America Fund, L.P.,  Centennial  California Tax
Exempt Trust,  Centennial  Government  Trust,  Centennial  Money Market Trust,
Centennial   New  York  Tax  Exempt  Trust,   Centennial   Tax  Exempt  Trust,
Oppenheimer  Cash  Reserves,  Oppenheimer  Capital  Income  Fund,  Oppenheimer
Champion Income Fund, Oppenheimer High Yield Fund,  Oppenheimer  International
Bond Fund, Oppenheimer Integrity Funds,  Oppenheimer  Limited-Term  Government
Fund,  Oppenheimer Main Street Fund, Inc., Oppenheimer Main Street Opportunity
Fund,  Oppenheimer  Main Street Small Cap Fund,  Oppenheimer  Municipal  Fund,
Oppenheimer   Real  Asset  Fund,   Oppenheimer   Senior  Floating  Rate  Fund,
Oppenheimer Select Managers,  Oppenheimer  Strategic Income Fund,  Oppenheimer
Total Return  Fund,  Inc.,  Oppenheimer  Variable  Account  Funds and Panorama
Series  Fund,  Inc.  (the  "Funds"),  to sign on his  behalf any and all proxy statements  under the  Securities  Act of 1933,  as  amended,  (including  any amendments  and  supplements  thereto),  and  other  documents  in  connection thereunder,  and to file  the  same,  with all  exhibits  thereto,  and  other documents in connection  therewith,  and any and all  Registration  Statements
(including any  post-effective  amendments to Registration  Statements)  under the  Securities  Act of  1933,  the  Investment  Company  Act of 1940  and any
amendments  and  supplements   thereto,  and  other  documents  in  connection
thereunder,  and to file  the  same,  with all  exhibits  thereto,  and  other
documents  in  connection   therewith,   with  the   Securities  and  Exchange
Commission,  granting  unto said  attorneys-in-fact  and  agents,  and each of them,  full power and authority to do and perform each and every act and thing requisite and  necessary to be done in and about the premises,  as fully as to all intents and purposes as he might or could do in person,  hereby  ratifying and confirming all that said  attorneys-in-fact  and agents, and each of them, may lawfully do or cause to be done by virtue hereof.

Dated:      May 12, 2003

/s/ Edward L. Cameron
-----------------------
Edward L. Cameron

      KNOW ALL MEN BY THESE  PRESENTS,  that the  undersigned  constitutes and
appoints   Robert  G.  Zack  and   Katherine  P.  Feld  his  true  and  lawful
attorneys-in-fact   and  agents,   and  each  of  them,  with  full  power  of
substitution  and  resubstitution,  for him in his  capacity as an Officer and
Trustee/Director of Centennial America Fund, L.P.,  Centennial  California Tax
Exempt Trust,  Centennial  Government  Trust,  Centennial  Money Market Trust,
Centennial   New  York  Tax  Exempt  Trust,   Centennial   Tax  Exempt  Trust,
Oppenheimer  Cash  Reserves,  Oppenheimer  Capital  Income  Fund,  Oppenheimer
Champion Income Fund, Oppenheimer High Yield Fund,  Oppenheimer  International
Bond Fund, Oppenheimer Integrity Funds,  Oppenheimer  Limited-Term  Government
Fund,  Oppenheimer Main Street Fund, Inc., Oppenheimer Main Street Opportunity
Fund,  Oppenheimer  Main Street Small Cap Fund,  Oppenheimer  Municipal  Fund,
Oppenheimer   Real  Asset  Fund,   Oppenheimer   Senior  Floating  Rate  Fund,
Oppenheimer Select Managers,  Oppenheimer  Strategic Income Fund,  Oppenheimer
Total Return  Fund,  Inc.,  Oppenheimer  Variable  Account  Funds and Panorama
Series  Fund,  Inc.  (the  "Funds"),  to sign on his  behalf any and all proxy statements  under the  Securities  Act of 1933,  as  amended,  (including  any amendments  and  supplements  thereto),  and  other  documents  in  connection thereunder,  and to file  the  same,  with all  exhibits  thereto,  and  other documents in connection  therewith,  and any and all  Registration  Statements
(including any  post-effective  amendments to Registration  Statements)  under the  Securities  Act of  1933,  the  Investment  Company  Act of 1940  and any
amendments  and  supplements   thereto,  and  other  documents  in  connection
thereunder,  and to file  the  same,  with all  exhibits  thereto,  and  other
documents  in  connection   therewith,   with  the   Securities  and  Exchange
Commission,  granting  unto said  attorneys-in-fact  and  agents,  and each of them,  full power and authority to do and perform each and every act and thing requisite and  necessary to be done in and about the premises,  as fully as to all intents and purposes as he might or could do in person,  hereby  ratifying and confirming all that said  attorneys-in-fact  and agents, and each of them, may lawfully do or cause to be done by virtue hereof.

Dated:      May 12, 2003

/s/ Jon S. Fossel
-----------------------
Jon S. Fossel

      KNOW ALL MEN BY THESE  PRESENTS,  that the  undersigned  constitutes and
appoints   Robert  G.  Zack  and   Katherine  P.  Feld  his  true  and  lawful
attorneys-in-fact   and  agents,   and  each  of  them,  with  full  power  of
substitution  and  resubstitution,  for him in his  capacity as an Officer and
Trustee/Director of Centennial America Fund, L.P.,  Centennial  California Tax
Exempt Trust,  Centennial  Government  Trust,  Centennial  Money Market Trust,
Centennial   New  York  Tax  Exempt  Trust,   Centennial   Tax  Exempt  Trust,
Oppenheimer  Cash  Reserves,  Oppenheimer  Capital  Income  Fund,  Oppenheimer
Champion Income Fund, Oppenheimer High Yield Fund,  Oppenheimer  International
Bond Fund, Oppenheimer Integrity Funds,  Oppenheimer  Limited-Term  Government
Fund,  Oppenheimer Main Street Fund, Inc., Oppenheimer Main Street Opportunity
Fund,  Oppenheimer  Main Street Small Cap Fund,  Oppenheimer  Municipal  Fund,
Oppenheimer   Real  Asset  Fund,   Oppenheimer   Senior  Floating  Rate  Fund,
Oppenheimer Select Managers,  Oppenheimer  Strategic Income Fund,  Oppenheimer
Total Return  Fund,  Inc.,  Oppenheimer  Variable  Account  Funds and Panorama
Series  Fund,  Inc.  (the  "Funds"),  to sign on his  behalf any and all proxy statements  under the  Securities  Act of 1933,  as  amended,  (including  any amendments  and  supplements  thereto),  and  other  documents  in  connection thereunder,  and to file  the  same,  with all  exhibits  thereto,  and  other documents in connection  therewith,  and any and all  Registration  Statements
(including any  post-effective  amendments to Registration  Statements)  under the  Securities  Act of  1933,  the  Investment  Company  Act of 1940  and any
amendments  and  supplements   thereto,  and  other  documents  in  connection
thereunder,  and to file  the  same,  with all  exhibits  thereto,  and  other
documents  in  connection   therewith,   with  the   Securities  and  Exchange
Commission,  granting  unto said  attorneys-in-fact  and  agents,  and each of them,  full power and authority to do and perform each and every act and thing requisite and  necessary to be done in and about the premises,  as fully as to all intents and purposes as he might or could do in person,  hereby  ratifying and confirming all that said  attorneys-in-fact  and agents, and each of them, may lawfully do or cause to be done by virtue hereof.

Dated:      May 12, 2003

/s/ Sam Freedman
-----------------------
Sam Freedman

      KNOW ALL MEN BY THESE  PRESENTS,  that the  undersigned  constitutes and
appoints   Robert  G.  Zack  and   Katherine  P.  Feld  his  true  and  lawful
attorneys-in-fact   and  agents,   and  each  of  them,  with  full  power  of
substitution  and  resubstitution,  for him in his  capacity as an Officer and
Trustee/Director of Centennial America Fund, L.P.,  Centennial  California Tax
Exempt Trust,  Centennial  Government  Trust,  Centennial  Money Market Trust,
Centennial   New  York  Tax  Exempt  Trust,   Centennial   Tax  Exempt  Trust,
Oppenheimer  Cash  Reserves,  Oppenheimer  Capital  Income  Fund,  Oppenheimer
Champion Income Fund, Oppenheimer High Yield Fund,  Oppenheimer  International
Bond Fund, Oppenheimer Integrity Funds,  Oppenheimer  Limited-Term  Government
Fund,  Oppenheimer Main Street Fund, Inc., Oppenheimer Main Street Opportunity
Fund,  Oppenheimer  Main Street Small Cap Fund,  Oppenheimer  Municipal  Fund,
Oppenheimer   Real  Asset  Fund,   Oppenheimer   Senior  Floating  Rate  Fund,
Oppenheimer Select Managers,  Oppenheimer  Strategic Income Fund,  Oppenheimer
Total Return  Fund,  Inc.,  Oppenheimer  Variable  Account  Funds and Panorama
Series  Fund,  Inc.  (the  "Funds"),  to sign on his  behalf any and all proxy statements  under the  Securities  Act of 1933,  as  amended,  (including  any amendments  and  supplements  thereto),  and  other  documents  in  connection thereunder,  and to file  the  same,  with all  exhibits  thereto,  and  other documents in connection  therewith,  and any and all  Registration  Statements
(including any  post-effective  amendments to Registration  Statements)  under the  Securities  Act of  1933,  the  Investment  Company  Act of 1940  and any
amendments  and  supplements   thereto,  and  other  documents  in  connection
thereunder,  and to file  the  same,  with all  exhibits  thereto,  and  other
documents  in  connection   therewith,   with  the   Securities  and  Exchange
Commission,  granting  unto said  attorneys-in-fact  and  agents,  and each of them,  full power and authority to do and perform each and every act and thing requisite and  necessary to be done in and about the premises,  as fully as to all intents and purposes as he might or could do in person,  hereby  ratifying and confirming all that said  attorneys-in-fact  and agents, and each of them, may lawfully do or cause to be done by virtue hereof.

Dated:      May 12, 2003

/s/ F. William Marshall, Jr.
-----------------------
F. William Marshall, Jr.